                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6165

                      (Investment Company Act File Number)

                   Federated Municipal Securities Income Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/05

               Date of Reporting Period: Six months ended 2/28/05
                                        ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2005

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.94		$10.70	$11.00	$11.08		$10.65	$10.49
Income From Investment Operations:
Net investment income	0.26		0.52	0.52	0.52	[1]	0.53	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.06		0.24	(0.30)	(0.08	) [1]	0.43	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.32		0.76	0.22	0.44		0.96	0.68
Less Distributions:
Distributions from net investment income	(0.26)		(0.52)	(0.52)	(0.52)		(0.53)	(0.52)
Net Asset Value, End of Period	$11.00		$10.94	$10.70	$11.00		$11.08	$10.65
Total Return [2]	2.96%		7.26%	1.98%	4.16%		9.27%	6.82%

Ratios to Average Net Assets:
Expenses	0.50	% [3]	0.50%	0.50%	0.50%		0.50%	0.50%
Net investment income	4.79	% [3]	4.81%	4.72%	4.81	% [1]	4.91%	5.08%
Expense waiver/reimbursement [4]	0.91	% [3]	0.85%	0.80%	0.85%		0.91%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,425		$34,269	$36,607	$39,872		$30,079	$23,465
Portfolio turnover	9%		13%	24%	21%		30%	57%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.94		$10.70	$11.00	$11.08		$10.65	$10.49
Income From Investment Operations:
Net investment income	0.22		0.44	0.44	0.44	[1]	0.45	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.06		0.24	(0.30)	(0.08	) [1]	0.43	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.28		0.68	0.14	0.36		0.88	0.61
Less Distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.44)	(0.44)		(0.45)	(0.45)
Net Asset Value, End of Period	$11.00		$10.94	$10.70	$11.00		$11.08	$10.65
Total Return [2]	2.58%		6.46%	1.22%	3.39%		8.46%	6.03%

Ratios to Average Net Assets:
Expenses	1.25	% [3]	1.25%	1.25%	1.25%		1.25%	1.25%
Net investment income	4.03	% [3]	4.06%	3.97%	4.05	% [1]	4.16%	4.34%
Expense waiver/reimbursement [4]	0.66	% [3]	0.60%	0.55%	0.60%		0.66%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,739		$43,773	$50,921	$49,363		$43,675	$36,577
Portfolio turnover	9%		13%	24%	21%		30%	57%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,029.60	$2.52
Class B Shares	$1,000	$1,025.80	$6.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.32	$2.51
Class B Shares	$1,000	$1,018.60	$6.26

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.50%
Class B Shares	1.25%

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	35.3%	Aaa	36.6%
AA	3.0%	Aa	5.0%
A	22.2%	A	20.4%
BBB	12.6%	Baa	7.6%
BB	0.9%	Caa1	0.9%
Not Rated by S&P	26.0%	Not Rated by Moody's	29.5%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 11.9% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--96.7%
		California--94.3%
$500,000		ABAG Finance Authority for Non-Profit Corporations, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/ (Original Issue Yield: 6.25%), 11/15/2032	BBB/NR	$529,005
500,000		Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA INS), 9/1/2016	AAA/Aaa	595,180
500,000		Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance INS), 10/1/2023	AA/NR	539,345
605,000		Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	NR	614,420
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3	550,520
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Pepperdine University), 8/1/2032	NR/A1	1,044,780
325,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	AAA/NR	338,426
425,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021	NR/Aaa	447,091
425,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014, Maturity 7/1/2026	BBB+/Baa1	446,879
1,000,000		California Health Facilities Financing Authority, Insured Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage Insurance INS)/(Original Issue Yield: 5.737%), 5/1/2020	A/NR	1,045,070
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	BBB+/NR	1,023,300
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-Sinai Medical Center), 12/1/2030	NR/A3	1,625,775
700,000	[1]	California Health Facilities Financing Authority, Revenue Refunding Bonds (1996 Series A), 6.00% (Catholic Healthcare West)/ (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 7/1/2017	AAA/Aaa	743,666
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	NR/Aa3	535,830
1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	A/A2	1,054,380
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA Insurance Corp. INS), 12/1/2016	AAA/Aaa	$1,080,840
900,000		California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue Yield: 5.818%), 12/1/2030	A+/A1	942,579
750,000		California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2014, Maturity 7/1/2031	BBB/NR	779,437
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	BB-/Caa1	707,420
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank - California LOC)/(Original Issue Yield: 5.323%), 1/1/2014	NR	1,014,190
90,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998 B-4), 6.35% (GNMA Collateralized Home Mortgage Program COL), 12/1/2029	AAA/NR	90,835
500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.375% (AMBAC INS), 5/1/2018	AAA/Aaa	556,035
1,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (Original Issue Yield: 5.48%), 5/1/2022	BBB+/A2	1,624,590
1,545,000		California State Department of Water Resources, Revenue Bonds (Series 2005AC), 5.00% (Central Valley Project)/(MBIA Insurance Corp. INS), 12/1/2024	AAA/Aaa	1,636,047
1,000,000		California State Public Works Board, Lease Revenue Bonds, 5.25% (California State Department of Corrections), 1/1/2013	A-/Baa1	1,091,460
2,000,000		California State, Refunding UT GO Bonds, 5.00%, 3/1/2024	A/A3	2,093,820
870,000		California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027	A/A3	918,468
1,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	A/A3	1,040,050
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	A/A3	20,451
1,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	A/A3	1,061,120
1,000,000		California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2021	A/A3	1,082,650
400,000		California Statewide Communities Development Authority, Certificates of Participation, 5.25% (St. Joseph Health System Group, CA)/(Original Issue Yield: 5.47%), 7/1/2021	AA-/Aa3	420,876
1,000,000		California Statewide Communities Development Authority, Certificates of Participation, 5.50% (Sutter Health)/(FSA INS)/(Original Issue Yield: 5.77%), 8/15/2018	AAA/Aaa	1,099,900
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	NR	$523,390
400,000	[2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032	NR	420,412
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	BBB+/NR	1,027,080
500,000	[2]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	NR	518,000
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	AAA/Aaa	1,065,290
500,000		Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds (Series 2003), 5.875% (Talega Ranch), 9/1/2023	NR	531,620
450,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2022	AAA/Aaa	503,834
455,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2024	AAA/Aaa	506,802
250,000		Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	NR	262,185
1,000,000		Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A0), 5.85% (Franciscan Acquisition Project)/ (Original Issue Yield: 5.95%), 12/15/2032	A-/NR	1,040,180
1,000,000		El Centro, CA Financing Authority, Insured Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance LOC)/(Original Issue Yield: 5.32%), 3/1/2018	A/NR	1,055,480
755,000		El Monte, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte, CA Community Redevelopment Agency), 6/1/2028	NR	770,515
700,000		Foothill/Eastern Transportation Corridor Agency, CA (Series 1995A), Senior Lien Toll Road Revenue Bonds, 6.50% (U.S. Treasury PRF 1/1/2007 @ 100)/(Original Issue Yield: 6.78%), 1/1/2032	AAA/Aaa	749,994
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	BBB-/Baa3	1,018,390
1,000,000		Fremont, CA Union High School District, Refunding UT GO Bonds (Series 2005), 5.00% (FGIC INS), 9/1/2022	AAA/Aaa	1,070,480
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3	2,095,660
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	AAA/Aaa	$1,119,100
500,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed to Maturity U.S. Treasury COL), 8/1/2011	AAA/Aaa	556,790
500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	BBB-/NR	546,655
1,000,000		Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	A+/NR	1,053,070
490,000		Los Angeles, CA Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	AAA/Aaa	500,442
1,000,000		Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.63%), 8/1/2019	AAA/Aaa	1,112,580
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/ (Original Issue Yield: 6.28%), 8/15/2030	NR	546,855
400,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A), 6.00% (Ladera Ranch)/ (Original Issue Yield: 6.03%), 8/15/2032	NR	426,204
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A), 5.625% (Ladera Ranch)/ (Original Issue Yield: 5.65%), 8/15/2034	NR	512,840
1,000,000		Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS), 8/1/2030	AAA/Aaa	1,171,040
500,000		Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	A-/NR	529,305
900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.83%), 11/1/2017	AAA/Aaa	960,390
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 11/1/2020	AAA/Aaa	1,092,980
1,000,000		Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875% (Eisenhower Medical Center), 7/1/2026	NR/A3	1,078,530
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018	AAA/Aaa	2,246,340
1,395,000		Sacramento, CA Unified School District, UT GO Bonds (Series A), 6.00% (U.S. Treasury PRF 7/1/2009 @ 102), 7/1/2025	NR/Aa3	1,598,796
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA Collateralized Home Mortgage Program GTD), 12/20/2041	NR/Aaa	$1,078,880
350,000		San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR	326,515
400,000		San Bernardino, CA Joint Powers Financing Authority, Tax Allocation Refunding Revenue Bonds, 6.625%, 4/1/2026	NR	435,568
1,000,000		San Diego County, CA, Certificates of Participation, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%) 10/1/2021	NR/A2	1,054,870
1,000,000		San Diego County, CA, Refunding Certificates of Participation (Series 2005), 5.00% (AMBAC INS), 2/1/2019	AAA/Aaa	1,074,860
300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR	303,978
300,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Issue 12A), 5.90% (San Francisco International Airport)/(Original Issue Yield: 5.97%), 5/1/2026	A/A1	311,289
400,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	NR	427,396
1,000,000		San Jose, CA Unified School District, Certificates of Participation, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 6/1/2020	AAA/Aaa	1,071,090
500,000		San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (Original Issue Yield: 5.55%), 8/1/2022	A-/Baa1	533,645
1,000,000		Santa Clara County, CA Housing Authority, Multifamily Housing Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	NR/A3	1,016,860
1,500,000		Simi Valley, CA PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	AAA/Aaa	1,666,350
1,000,000		South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.85%), 9/2/2018	NR/Aaa	1,120,880
400,000		Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(Original Issue Yield: 6.43%), 9/1/2032	NR	419,756
1,400,000		Stockton, CA, Certificates of Participation (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	A/NR	1,510,992
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	BBB+/NR	419,452
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$2,000,000		Sweetwater, CA Union High School District Public Financing Authority, Revenue Bonds (Series 2005A), 5.00% (FSA INS), 9/1/2029	AAA/Aaa	$2,097,520
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	A+/A1	1,054,610
1,000,000		Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021	AAA/Aaa	1,205,680
1,000,000		Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	BBB+/NR	1,062,720
965,000		Walnut, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2002), 5.375% (Walnut Improvement Project)/(AMBAC INS), 9/1/2019	AAA/Aaa	1,070,947
500,000		Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/ (Escrowed to Maturity U.S. Treasury COL)/(Original Issue Yield: 6.225%), 7/1/2012	NR	573,220
1,000,000		Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity Hospital)/(Original Issue Yield: 5.80%), 6/1/2031	A/NR	1,062,190
		TOTAL		77,504,932
		Puerto Rico--2.4%
1,000,000	[2,3]	Puerto Rico Electric Power Authority, Drivers (Series 266), 8.8599% (FSA INS), 7/1/2015	AAA/NR	1,309,710
595,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3	643,986
		TOTAL		1,953,696
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $74,848,961)		79,458,628
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--4.7%
		California--1.8%
$1,500,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1	$1,500,000
		Puerto Rico--2.9%
2,400,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	AAA/Aaa	2,400,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		3,900,000
		TOTAL MUNICIPAL INVESTMENTS--101.4% (IDENTIFIED COST $78,748,961) [4]		83,358,628
		OTHER ASSETS AND LIABILITIES - NET--(1.4)%		(1,194,206)
		TOTAL NET ASSETS--100%		$82,164,422

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.0% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short future contracts.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $2,771,512 which represents 3.4% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At February 28, 2005, these securities amounted to $1,309,710 which represents 1.6% of total net assets.

4 The cost of investments for federal tax purposes amounts to $78,746,211.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDFA	--Housing Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $78,748,961)		$83,358,628
Cash		45,468
Income receivable		978,528
Receivable for investments sold		5,000
Receivable for shares sold		3,238,114
Receivable for daily variation margin		11,250
Prepaid expenses		7,513
TOTAL ASSETS		87,644,501
Liabilities:
Payable for investments purchased	$5,260,750
Payable for shares redeemed	73,229
Income distribution payable	106,243
Payable for distribution services fee (Note 5)	24,227
Payable for shareholder services fee (Note 5)	15,270
Payable for Directors'/Trustees' fee	360
TOTAL LIABILITIES		5,480,079
Net assets for 7,466,770 shares outstanding		$82,164,422
Net Assets Consist of:
Paid-in capital		$80,926,086
Net unrealized appreciation of investments and futures contracts		4,620,142
Accumulated net realized loss on investments, futures contracts and swap contracts		(3,383,413)
Undistributed net investment income		1,607
TOTAL NET ASSETS		$82,164,422
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($40,425,302 ÷ 3,673,626 shares outstanding), no par value, unlimited shares authorized		$11.00
Offering price per share (100/95.50 of $11.00) [1]		$11.52
Redemption proceeds per share		$11.00
Class B Shares:
Net asset value per share ($41,739,120 ÷ 3,793,144 shares outstanding), no par value, unlimited shares authorized		$11.00
Offering price per share		$11.00
Redemption proceeds per share (94.50/100 of $11.00) [1]		$10.40

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:
Interest			$2,054,511
Expenses:
Investment adviser fee (Note 5)		$155,276
Administrative personnel and services fee (Note 5)		94,219
Custodian fees		2,448
Transfer and dividend disbursing agent fees and expenses		30,338
Directors'/Trustees' fees		1,157
Auditing fees		7,561
Legal fees		2,747
Portfolio accounting fees		32,063
Distribution services fee--Class A Shares (Note 5)		44,076
Distribution services fee--Class B Shares (Note 5)		158,914
Shareholder services fee--Class A Shares (Note 5)		44,076
Shareholder services fee--Class B Shares (Note 5)		52,971
Share registration costs		17,926
Printing and postage		7,331
Insurance premiums		3,851
Miscellaneous		907
TOTAL EXPENSES		655,861
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(155,276)
Waiver of administrative personnel and services fee	(16,968)
Waiver of distribution services fee--Class A Shares	(44,076)
Waiver of shareholder services fee--Class A Shares	(43)
Reimbursement of other operating expenses	(84,630)
TOTAL WAIVERS AND REIMBURSEMENT		(300,993)
Net expenses			354,868
Net investment income			1,699,643
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			222,164
Net realized gain on futures contracts			20,491
Net change in unrealized appreciation of investments			159,661
Net change in unrealized appreciation of futures contracts			1,812
Net realized and unrealized gain on investments and futures contracts			404,128
Change in net assets resulting from operations			$2,103,771

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,699,643	$3,718,858
Net realized gain (loss) on investments, futures contracts and swap contracts	242,655	(38,480)
Net change in unrealized appreciation/depreciation of investments and futures contracts	161,473	1,900,235
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,103,771	5,580,613
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(843,398)	(1,770,023)
Class B Shares	(854,573)	(1,947,806)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,697,971)	(3,717,829)
Share Transactions:
Proceeds from sale of shares	8,656,459	9,037,022
Net asset value of shares issued to shareholders in payment of distributions declared	1,029,519	2,186,350
Cost of shares redeemed	(5,969,241)	(22,572,306)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,716,737	(11,348,934)
Change in net assets	4,122,537	(9,486,150)
Net Assets:
Beginning of period	78,041,885	87,528,035
End of period (including undistributed (distributions in excess of) net investment income of $1,607 and $(65), respectively)	$82,164,422	$78,041,885

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations. The Fund offers two classes of shares: Class A Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward-settling basis. For the six months ended February 28, 2005, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2005, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the "variation margin" account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended February 28, 2005, the Fund had realized gains on futures contracts of $20,491.

At February 28, 2005, the Fund had the following open futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2005	20 U.S. Treasury Note 10-Year Futures	Short	$10,475

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	7/3/2001	$ 500,000
California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032	5/10/2002	$ 395,025
California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	3/23/2001	$ 500,000
Puerto Rico Electric Power Authority, Drivers (Series 266), 8.8599% (FSA INS), 7/1/2015	6/27/2002	$1,202,548

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	731,706	$8,066,934	667,738	$7,306,120
Shares issued to shareholders in payment of distributions declared	45,656	501,989	90,213	984,973
Shares redeemed	(234,838)	(2,587,175)	(1,046,644)	(11,414,259)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	542,524	$5,981,748	(288,693)	$(3,123,166)

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	53,293	$589,525	158,215	$1,730,902
Shares issued to shareholders in payment of distributions declared	47,982	527,530	109,957	1,201,377
Shares redeemed	(307,577)	(3,382,066)	(1,025,938)	(11,158,047)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(206,302)	$(2,265,011)	(757,766)	$(8,225,768)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	336,222	$3,716,737	(1,046,459)	$(11,348,934)

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $78,746,211. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $4,612,417. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,730,922 and net unrealized depreciation from investments for those securities having an excess of cost over value of $118,505.

At August 31, 2004, the Fund had a capital loss carryforward of $3,620,962 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,047,161
2009	$ 1,337,342
2010	$ 166,229
2011	$ 562,757
2012	$ 507,473

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2005, FSC retained $9,971 in sales charges from the sale of Class A Shares. See "What do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC retained $1,361 of fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $12,100,000 and $8,500,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2005, were as follows:

Purchases	$9,061,615
Sales	$6,918,498

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2005, 41.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.2% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com , select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

4031005 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.36		$11.17	$11.22	$11.06		$10.64	$10.62
Income From Investment Operations:
Net investment income	0.22		0.43	0.45	0.50	[1]	0.53	0.53
Net realized and unrealized gain (loss) on investments, futures contracts, and swap contracts	(0.11)		0.19	(0.05)	0.16	[1]	0.42	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.62	0.40	0.66		0.95	0.55
Less Distributions:
Distributions from net investment income	(0.22)		(0.43)	(0.45)	(0.50)		(0.53)	(0.53)
Net Asset Value, End of Period	$11.25		$11.36	$11.17	$11.22		$11.06	$10.64
Total Return [2]	0.97%		5.60%	3.58%	6.15%		9.12%	5.39%

Ratios to Average Net Assets:
Expenses	0.50	% [3]	0.50%	0.50%	0.50%		0.50%	0.50%
Net investment income	3.92	% [3]	3.76%	3.96%	4.53	% [1]	4.86%	5.07%
Expense waiver [4]	0.32	% [3]	0.36%	0.36%	0.39%		0.42%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,493		$164,213	$147,959	$134,718		$107,043	$89,177
Portfolio turnover	11%		20%	15%	19%		13%	40%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,009.70	$2.49
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.32	$2.51

1 Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	52.3%	Aaa	52.6%
AA	32.2%	Aa	34.0%
A	7.2%	A	3.6%
BBB	3.9%	Baa	2.2%
Not Rated by S&P	4.4%	Not Rated by Moody's	7.6%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments , 0.0% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--98.1%
	Michigan--98.1%
$500,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014	AA+/Aa2	$560,310
1,000,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017	AA+/Aa2	1,116,340
365,000	Anchor Bay, MI, School District, School Building & Site UT GO Bonds (Series II), 6.125% (Q-SBLF GTD)/(FGIC INS), 5/1/2011	AAA/Aaa	421,827
500,000	Anchor Bay, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2012	AA+/Aa2	546,370
1,070,000	Anchor Bay, MI, School District, UT GO Bonds (Series 1999I), 5.75% (U.S. Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.80%), 5/1/2014	AAA/Aaa	1,186,159
500,000	Ann Arbor, MI, Public School District, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2011	AA+/Aa2	545,215
600,000	Avondale, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2009	AA+/Aa2	646,050
500,000	Avondale, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2010	AA+/Aa2	542,885
250,000	Big Rapids, MI, Public School District, UT GO Bonds, 7.30% (Q-SBLF GTD)/ (FGIC INS), 5/1/2005	AAA/Aaa	252,215
1,500,000	Bishop, MI, International Airport Authority, Revenue Bonds (Series 199B), 5.125% (American Capital Access INS)/ (Original Issue Yield: 5.25%), 12/1/2017	A/NR	1,545,450
1,090,000	Boyne City, MI, Public School District, UT GO Bonds, 5.60% (U.S. Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.70%), 5/1/2014	AAA/Aaa	1,201,954
1,215,000	Bridgeport Spaulding, MI, Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	AA+/Aa2	1,359,354
1,125,000	Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%), 10/1/2020	AAA/Aaa	1,200,735
2,050,000	Caledonia, MI, Community Schools, UT GO Bonds, 5.40% (Q-SBLF GTD)/(Original Issue Yield: 5.48%), 5/1/2018	AA+/Aa2	2,241,429
860,000	Central Michigan University, Revenue Bonds, 5.20% (U.S. Treasury PRF 4/1/2007 @ 101)/(Original Issue Yield: 5.227%), 10/1/2009	AAA/Aaa	913,088
Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,775,000	Charles Stewart Mott Community College, MI, Building & Improvement UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.63%), 5/1/2018	AAA/Aaa	$1,952,642
1,650,000	Charles Stewart Mott Community College, MI, Community College Facilities Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2014	AAA/Aaa	1,809,043
1,070,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2014	AA+/Aa2	1,177,813
1,245,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	AA+/Aa2	1,369,512
1,690,000	Chippewa Valley, MI, Schools, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2009	AA+/Aa2	1,819,707
1,775,000	Chippewa Valley, MI, Schools, School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	AA+/Aa2	1,985,888
1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2	1,103,420
2,665,000	Detroit, MI, City School District, UT GO Bonds (Series 2001A), 5.50% (Q-SBLF GTD), 5/1/2009	AA+/Aa2	2,921,426
1,000,000	Detroit, MI, Sewage Disposal System, Senior Lien Refunding Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2009	AAA/Aaa	1,080,170
500,000	Detroit, MI, Water Supply System, Second Lien Revenue Bonds (Series 1995A), 5.10% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.20%), 7/1/2007	AAA/Aaa	526,625
1,000,000	Detroit, MI, Water Supply System, Senior Lien Revenue Bonds (Series 1999A), 5.75% (U.S. Treasury PRF 1/1/2010 @ 101)/ (Original Issue Yield: 5.84%), 7/1/2019	AAA/Aaa	1,128,060
200,000	Detroit, MI, Refunding UT GO Bonds, 5.00% (AMBAC INS)/ (Original Issue Yield: 5.10%), 5/1/2005	AAA/Aaa	200,990
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010	AAA/Aaa	1,481,810
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/ (Original Issue Yield: 5.16%), 4/1/2019	AAA/Aaa	1,068,880
1,000,000	Detroit, MI, UT GO Bonds (Series 2001A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017	AAA/Aaa	1,110,920
1,000,000	Detroit, MI, UT GO Refunding Bonds, 5.25% (AMBAC INS)/ (Original Issue Yield: 5.29%), 5/1/2008	AAA/Aaa	1,071,850
1,000,000	Detroit/Wayne County, MI, Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	AAA/Aaa	1,065,480
1,000,000	Dickinson County, MI, EDC, Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	BBB/Baa2	1,084,650
2,000,000	Dickinson County, MI, EDC, Refunding PCR Bonds (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	BBB/Baa2	2,041,800
Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,925,000	East Grand Rapids, MI, Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF GTD), 5/1/2019	AA+/Aa2	$2,136,480
315,000	East Lansing, MI, UT GO Refunding Bonds (Series 1993B), 4.85%, 10/1/2007	AA/A1	315,721
1,000,000	Ecorse, MI, Public School District, UT GO Bonds, 5.50% (Q-SBLF GTD)/ (FGIC INS)/(Original Issue Yield: 5.59%), 5/1/2017	AAA/Aaa	1,081,950
1,100,000	Farmington, MI, Public School District, UT GO Bonds, 4.00% (Q-SBLF GTD)/(Original Issue Yield: 4.27%), 5/1/2009	AA+/Aa2	1,141,602
675,000	Ferris State University, MI, Revenue Bonds, 5.40% (U.S. Treasury PRF 4/1/2007 @ 101)/(Original Issue Yield: 5.45%), 10/1/2009	AAA/Aaa	719,401
1,000,000	Forest Hills, MI, Public School, Refunding UT GO Bonds, 5.00%, 5/1/2012	AA/Aa2	1,096,060
2,000,000	Forest Hills, MI, Public School, UT GO Bonds, 5.25% (Original Issue Yield: 5.50%), 5/1/2019	NR/Aa2	2,174,620
1,075,000	Gibraltar, MI, School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)/(FGIC INS), 5/1/2012	AAA/Aaa	1,178,264
1,600,000	Grand Blanc, MI, Community Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)/(FSA INS), 5/1/2009	AAA/Aaa	1,725,408
1,000,000	Grand Blanc, MI, Community Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)/(FSA INS), 5/1/2015	AAA/Aaa	1,092,330
200,000	Grand Rapids, MI, Downtown Development Authority, Tax Increment Revenue Bonds, 6.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.70%), 6/1/2008	AAA/Aaa	204,772
1,000,000	Harper Creek, MI, Community School District, UT GO Bonds, 5.125% (Q-SBLF GTD)/(Original Issue Yield: 5.21%), 5/1/2021	AA+/Aa2	1,070,560
1,000,000	Hartland, MI, Consolidated School District, Refunding UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016	AA+/Aa2	1,104,720
1,650,000	Hartland, MI, Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010	AA+/Aa2	1,850,128
1,315,000	Hazel Park, MI, School District, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2013	AA+/Aa2	1,426,801
1,660,000	Hemlock, MI, Public School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2018	AA+/Aa2	1,853,407
1,375,000	Howell, MI, Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014	AA+/Aa2	1,509,846
1,575,000	Howell, MI, Public Schools, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2017	AA+/Aa2	1,721,758
2,000,000	Howell, MI, Public Schools, UT GO Bonds, 5.875% (U.S. Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.95%), 5/1/2022	AAA/Aaa	2,226,880
250,000	Iron Mountain, MI, LT GO Tax Allocation Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.35%), 5/1/2005	AAA/Aaa	251,255
Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$2,000,000	Jackson County, MI, Public Schools, UT GO Bonds, 5.60% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2019	AAA/Aaa	$2,234,440
1,575,000	Jenison, MI, Public Schools, UT GO Refunding Bonds, 5.25% (FGIC INS), 5/1/2011	AAA/Aaa	1,743,840
1,350,000	Kalamazoo, MI, City School District, Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2013	AAA/Aaa	1,465,182
1,345,000	Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	AAA/Aaa	1,453,272
1,000,000	Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health), 1/15/2015	AA/Aa3	1,085,160
1,925,000	Lake Fenton, MI, Community Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2017	AA+/Aa2	2,148,954
1,000,000	Lake Orion, MI, School District, UT GO Bonds (Series 2000A), 5.75% (U.S. Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.89%), 5/1/2015	AAA/Aaa	1,124,330
1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021	AAA/Aaa	1,892,100
1,500,000	Lakeshore, MI, Public Schools, UT GO Bonds, 5.70% (U.S. Treasury PRF 5/1/2005 @ 101)/(Original Issue Yield: 5.92%), 5/1/2022	AAA/Aaa	1,524,330
1,000,000	Lanse Creuse, MI, Public Schools, UT GO Bonds (Series 2000), 5.40% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.50%), 5/1/2016	AAA/Aaa	1,107,730
500,000	Lansing, MI, Sewer Disposal System, Refunding Revenue Bonds, 5.00% (FGIC INS), 5/1/2011	AAA/Aaa	546,675
1,000,000	Madison, MI, District Public Schools, Refunding UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS), 5/1/2015	AAA/Aaa	1,090,190
1,000,000	Marquette, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (1996 Series D), 5.30% (Marquette General Hospital, MI)/(FSA INS), 4/1/2005	AAA/Aaa	1,002,940
2,000,000	Mattawan, MI, Consolidated School District, UT GO Bonds, 5.65% (Q-SBLF GTD)/(FSA INS)/(Original Issue Yield: 5.67%), 5/1/2018	AAA/Aaa	2,214,280
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, (Series XVII-A), 5.65% (AMBAC INS), 6/1/2010	AAA/Aaa	1,405,553
1,500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa	1,623,900
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2003C), 5.00% (Local Government Loan Program), 5/1/2008	AA+/Aa2	1,064,310
1,200,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2009	AAA/Aaa	1,314,168
Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,000,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund)/(U.S. Treasury PRF 10/1/2009 @ 101), 10/1/2015	AAA/Aaa	$1,126,060
1,455,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa	1,548,178
810,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.50% (State Revolving Fund), 10/1/2006	AAA/Aaa	847,600
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(U.S. Treasury PRF 10/1/2009 @ 101), 10/1/2013	AAA/Aaa	2,454,421
2,500,000	Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 1/1/2010	AAA/Aaa	2,738,050
500,000	Michigan Public Power Agency, Campbell Project Refunding Revenue Bonds (Series 1997A), 5.50% (AMBAC INS), 1/1/2006	AAA/Aaa	512,885
1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	AA/Aa3	1,115,830
1,000,000	Michigan State Building Authority, Revenue Bonds, 5.00% (State Police Communication System)/(MBIA Insurance Corp. INS), 10/1/2008	AAA/Aaa	1,072,350
500,000	Michigan State Building Authority, Revenue Refunding Bonds, 3.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.45%), 10/1/2009	AAA/Aaa	507,760
1,100,000	Michigan State Building Authority, Revenue Refunding Bonds, (Series 1), 4.75% (Original Issue Yield: 4.98%), 10/15/2018	AA/Aa3	1,144,847
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.00% (FSA INS), 5/15/2008	AAA/Aaa	1,066,170
1,500,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50% (Henry Ford Health System, MI), 3/1/2013	A-/A1	1,645,560
1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.75% (Sparrow Obligated Group, MI), 11/15/2016	A/A1	1,086,650
60,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1993P), 4.90% (Sisters of Mercy Health System)/ (Escrowed to maturity U.S. Treasury)/(Original Issue Yield: 5.10%), 8/15/2005	AAA/Aaa	60,572
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John Hospital, MI)/ (U.S. Treasury)/(Original Issue Yield: 5.05%), 5/15/2013	AAA/#Aaa	1,066,590
1,300,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	A+/A2	1,397,864
Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/ (Original Issue Yield: 6.14%), 12/1/2020	AA-/Aa3	$1,302,159
1,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1	1,038,350
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 8/15/2014	AAA/Aaa	2,208,900
1,325,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health Services)/ (Escrowed to maturity U.S. Treasury COL)/ (Original Issue Yield: 5.26%), 8/15/2011	NR/Aa2	1,410,569
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/ (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa	2,230,560
1,500,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2010	A/A2	1,605,255
480,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.20% (Sparrow Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2007	AAA/Aaa	507,946
450,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.30% (Sparrow Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2008	AAA/Aaa	475,695
450,000	Michigan State Hospital Finance Authority, Revenue Bonds, 5.40% (Sparrow Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2009	AAA/Aaa	474,773
1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.30%), 5/15/2012	BBB/NR	1,000,520
2,180,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, (Series A), 5.00% (Detroit Medical Center Obligated Group)/(AMBAC INS), 8/15/2005	AAA/Aaa	2,207,446
600,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, (Series A), 5.10% (Henry Ford Health System, MI)/ (Original Issue Yield: 5.20%), 11/15/2007	A-/A1	624,174
1,400,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, (Series A), 5.50% (MidMichigan Obligated Group)/(FSA INS), 6/1/2008	AAA/Aaa	1,509,298
565,000	Michigan State Housing Development Authority, LO MFH Revenue Refunding Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/(GNMA Collateralized Home Mortgage Program GTD), 7/20/2019	NR/Aaa	610,460
Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,000,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA Insurance Corp. INS), 12/1/2016	AAA/Aaa	$1,054,870
10,000	Michigan State South Central Power Agency, Power Supply System Revenue Bond, 5.80% (Escrowed to maturity U.S. Treasury COL)/(Original Issue Yield: 5.90%), 11/1/2005	AAA/Aaa	10,234
390,000	Michigan State South Central Power Agency, Power Supply System Revenue Refunding Bonds, 5.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 11/1/2005	AAA/Aaa	399,157
820,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	A-/NR	875,719
2,000,000	Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014, Maturity 8/1/2031	BBB+/NR	1,937,560
175,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	BBB+/NR	178,945
325,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(U.S. Treasury PRF 7/1/2008 @ 101)/(Original Issue Yield: 5.422%), 7/1/2018	BBB+/NR	353,317
1,105,000	Michigan State Strategic Fund, Revenue Bonds, (Series A), 5.40% (NSF International)/(U.S. Treasury PRF 8/1/2007 @ 101), 8/1/2010	NR/Aa3	1,182,151
1,065,000	Michigan State Strategic Fund, Revenue Bonds, (Series A), 5.50% (NSF International)/(U.S. Treasury PRF 8/1/2007 @ 101), 8/1/2011	NR/Aa3	1,141,840
600,000	Michigan State Strategic Fund, Revenue Refunding Bonds, (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006	BBB-/Baa1	622,134
1,950,000	Michigan State Trunk Line, Refunding Revenue Bonds (Series 1998A), 5.25%, 11/1/2012	AA/Aa3	2,174,796
1,000,000	Michigan State Trunk Line, Refunding Revenue Bonds, 5.25% (FSA INS), 11/1/2012	AAA/Aaa	1,115,280
1,000,000	Michigan State Trunk Line, Refunding Revenue Bonds, 5.25% (FSA INS), 11/1/2013	AAA/Aaa	1,119,430
1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (FSA INS), 11/1/2018	AAA/Aaa	1,124,920
3,000,000	Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2007	AA+/Aa2	3,185,220
1,250,000	Milan, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (U.S. Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.86%), 5/1/2020	AAA/Aaa	1,405,413
300,000	Montague, MI, Public School District, UT GO Bonds, 5.125% (FSA INS), 5/1/2006	AAA/Aaa	309,120
Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$300,000	Montague, MI, Public School District, UT GO Bonds, 5.125% (U.S. Treasury PRF 5/1/2006 @ 100), 5/1/2008	AAA/Aaa	$309,210
1,200,000	Newaygo, MI, Public Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2014	AA+/Aa2	1,325,124
500,000	Northville, MI, Public School District, Refunding UT GO Bonds, 5.00% (U.S. Treasury PRF 5/1/2007 @ 100)/(Original Issue Yield: 5.05%), 5/1/2010	AAA/Aaa	523,305
300,000	Novi, MI, UT GO Refunding Bonds, 3.25% (MBIA Insurance Corp. INS), 10/1/2011	AAA/Aaa	299,817
1,765,000	Oakland County, MI, EDC, LO Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of Michigan)/(U.S. Treasury PRF 6/1/2007 @ 102), 6/1/2014	NR/Aa3	1,908,636
1,130,000	Oakland University, MI, Revenue Bonds, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.835%), 5/15/2015	AAA/Aaa	1,161,211
1,250,000	Orchard View, MI, Schools, School Building & Site Bonds (Series 2003), 5.00% (Q-SBLF GTD), 5/1/2010	AA+/Aa2	1,357,213
1,000,000	Paw, MI, Public School District, School Building & Site UT GO Bonds, 5.50% (U.S. Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.60%), 5/1/2020	AA+/Aa2	1,112,470
275,000	Pewamo Westphalia, MI, Community School District, UT GO Bonds, 5.00% (Q-SBLF GTD)/(FGIC INS), 5/1/2006	AAA/Aaa	283,038
2,925,000	Pinckney, MI, Community Schools, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD)/(FSA INS), 5/1/2016	AAA/Aaa	3,179,241
1,100,000	Plymouth-Canton, MI, Community School District, Refunding UT GO Bonds, 4.50% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 4.55%), 5/1/2012	AAA/Aaa	1,133,572
500,000	Portage, MI, Public Schools, UT GO Refunding Bonds, 4.35% (FSA INS)/(Original Issue Yield: 4.47%), 5/1/2011	AAA/Aaa	520,005
500,000	Portage, MI, Public Schools, UT GO Refunding Bonds, 4.45% (FSA INS)/(Original Issue Yield: 4.57%), 5/1/2012	AAA/Aaa	518,770
1,625,000	River Rouge, MI, School District, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD)/(FGIC INS), 5/1/2009	AAA/Aaa	1,752,368
1,000,000	Rochester, MI, Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD)/(MBIA Insurance Corp. INS), 5/1/2006	AAA/Aaa	1,034,710
2,775,000	Rockford, MI, Public Schools, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD)/(FSA INS), 5/1/2016	AAA/Aaa	3,037,737
1,155,000	Romeo, MI, Community School District, Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)/(Original Issue Yield: 5.12%), 5/1/2012	AA+/Aa2	1,245,321
1,170,000	Romulus, MI, Community Schools, UT GO Bonds, 6.00% (U.S. Treasury PRF 5/1/2009 @ 100), 5/1/2011	AAA/Aaa	1,308,423
Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,500,000	Roseville, MI, School District, UT GO Bonds, 4.45% (Q-SBLF GTD)/ (FSA INS), 5/1/2006	AAA/Aaa	$1,533,945
1,000,000	Saginaw, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 5.00% (Covenant Medical Center, Inc.), 7/1/2017	A/NR	1,046,280
1,500,000	Saginaw, MI, Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013	AAA/Aaa	1,651,980
5,000,000	Saginaw, MI, Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center, Inc.)/(Original Issue Yield: 6.645%), 7/1/2030	A/NR	5,491,700
2,000,000	Saline, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (U.S. Treasury PRF 5/1/2010 @ 100), 5/1/2018	AA+/Aa2	2,248,660
1,000,000	Sault Ste Marie, MI, Area Public Schools, UT GO Bonds, 5.375% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2019	AAA/Aaa	1,093,940
675,000	South Lyon, MI, Community School District, UT GO Bonds, (Series A), 5.75% (Q-SBLF GTD)/(Original Issue Yield: 5.85%), 5/1/2019	AA+/Aa2	749,149
1,165,000	South Lyon, MI, Community School District, UT GO Bonds, (Series II), 5.25% (MBIA Insurance Corp. INS), 5/1/2016	AAA/Aaa	1,289,527
1,675,000	Southfield, MI, Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (Q-SBLF GTD)/(FSA INS), 5/1/2012	AAA/Aaa	1,835,901
1,250,000	Trenton, MI, Building Authority, LT GO Bonds, 5.625% (AMBAC INS)/(Original Issue Yield: 5.73%), 10/1/2021	AAA/Aaa	1,398,150
170,000	Troy, MI, City School District, Refunding UT GO Bonds, 4.75% (Q-SBLF GTD)/(Original Issue Yield: 4.80%), 5/1/2008	AA+/Aa3	176,620
830,000	Troy, MI, City School District, UT GO Bonds, 4.75% (U.S. Treasury PRF 5/1/2007 @ 100)/(Original Issue Yield: 4.80%), 5/1/2008	AA+/Aa3	867,076
1,000,000	University of Michigan, Revenue Refunding Bonds, (Series A-1), 5.25%, 12/1/2009	AA+/Aa2	1,070,220
1,000,000	Utica, MI, Community Schools, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2016	AA+/Aa2	1,087,150
1,000,000	Utica, MI, Community Schools, UT GO School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	AA+/Aa2	1,118,140
500,000	Walled Lake, MI, Consolidated School District, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)/(MBIA Insurance Corp. INS), 5/1/2012	AAA/Aaa	548,030
1,375,000	Washtenaw Community College, MI, UT GO Bonds, (Series A), 4.35% (Original Issue Yield: 4.35%), 4/1/2005	AA/Aa3	1,377,791
1,200,000	Washtenaw Community College, MI, UT GO Bonds, (Series A), 4.90% (Original Issue Yield: 4.90%), 4/1/2006	AA/Aa3	1,231,128
Principal Amount		Credit Rating	Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,450,000	Waterford, MI, School District, UT GO Refunding Bonds, 4.85% (Q-SBLF GTD)/(Original Issue Yield: 4.90%), 6/1/2010	AA+/Aa3	$1,489,745
1,000,000	Waverly, MI, Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (FGIC INS), 5/1/2015	AAA/Aaa	1,115,370
1,000,000	Wayne County, MI, Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.40%), 6/1/2009	AAA/Aaa	1,054,770
2,000,000	Wayne Westland Community Schools, MI, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD)/(FSA INS), 5/1/2014	AAA/Aaa	2,200,940
1,775,000	West Bloomfield, MI, School District, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 5/1/2015	AAA/Aaa	1,977,297
900,000	West Bloomfield, MI, School District, UT GO Bonds, 5.70% (U.S. Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.75%), 5/1/2014	AAA/Aaa	1,009,764
1,000,000	West Branch Rose City, MI, Area School District, UT GO Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS)/(Original Issue Yield: 5.60%), 5/1/2017	AAA/Aaa	1,088,680
800,000	West Ottawa, MI, Public School District, UT GO Bonds (Series 2002A), 4.00% (Q-SBLF GTD), 5/1/2007	AA+/Aa2	821,544
1,025,000	Whitehall, MI, District Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	AA+/Aa2	1,148,297
1,075,000	Whitmore Lake, MI, Public School District, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2009	AA+/Aa2	1,157,506
1,400,000	Wyandotte, MI, Electric Authority, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.55%), 10/1/2008	AAA/Aaa	1,500,814
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $198,780,331)		209,381,267
	SHORT-TERM MUNICIPALS--1.8%
	Michigan--1.8%
3,800,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/ (Lasalle Bank, N.A. LOC) (at amortized cost)	A-1/NR	3,800,000
	TOTAL MUNICIPAL INVESTMENTS--99.9% (IDENTIFIED COST $202,580,331) [1]		213,181,267
	OTHER ASSETS AND LIABILITIES - NET--0.1%		311,260
	TOTAL NET ASSETS--100%		$213,492,527

Securities subject to the federal alternative minimum tax (AMT) represent 3.0% of the Fund's portfolio as calculated based upon total portfolio market value.

1 The cost of investments for federal tax purposes amounts to $202,566,956.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $202,580,331)		$213,181,267
Cash		22,314
Income receivable		3,104,957
Receivable for investments sold		757,500
Receivable for shares sold		61,449
TOTAL ASSETS		217,127,487
Liabilities:
Payable for investments purchased	$3,103,033
Payable for shares redeemed	221,238
Income distribution payable	293,919
Payable for Directors'/Trustees fees	339
Payable for shareholder services fee (Note 5)	11,567
Accrued expenses	4,864
TOTAL LIABILITIES		3,634,960
Net assets for 18,984,379 shares outstanding		$213,492,527
Net Assets Consist of:
Paid-in capital		$204,832,958
Net unrealized appreciation of investments		10,600,936
Accumulated net realized loss on investments and futures contracts		(1,947,883)
Undistributed net investment income		6,516
TOTAL NET ASSETS		$213,492,527
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($213,492,527 ÷ 18,984,379 shares outstanding), no par value, unlimited shares authorized		$11.25
Offering price per share (100/97.00 of $11.25) [1]		$11.60
Redemption proceeds per share		$11.25

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:
Interest			$4,579,883
Expenses:
Investment adviser fee (Note 5)		$413,828
Administrative personnel and services fee (Note 5)		80,144
Custodian fees		5,575
Transfer and dividend disbursing agent fees and expenses		21,372
Directors'/Trustees' fees		1,518
Auditing fees		8,295
Legal fees		2,871
Portfolio accounting fees		32,552
Shareholder services fee (Note 5)		258,643
Share registration costs		13,958
Printing and postage		6,336
Insurance premiums		4,027
Miscellaneous		565
TOTAL EXPENSES		849,684
Waivers (Note 5):
Waiver of investment adviser fee	$(133,194)
Waiver of administrative personnel and services fee	(7,913)
Waiver of shareholder services fee	(186,223)
TOTAL WAIVERS		(327,330)
Net expenses			522,354
Net investment income			4,057,529
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			380,075
Net realized gain on futures contracts			84,010
Net change in unrealized appreciation of investments			813,013
Net change in unrealized appreciation of futures contracts			(20,477)
Net realized and unrealized gain on investments and futures contracts			1,256,621
Change in net assets resulting from operations			$5,314,150

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,057,529	$6,049,930
Net realized gain (loss) on investments, futures contracts and swap contracts	464,085	(1,611,390)
Net change in unrealized appreciation of investments and futures contracts	792,536	3,320,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,314,150	7,759,266
Distributions to Shareholders:
Distributions from net investment income	(4,050,954)	(6,048,516)
Share Transactions:
Proceeds from sale of shares	15,317,177	49,546,216
Proceeds from shares issued in connection with the tax free transfer of assets from Golden Oak Michigan Tax-Free Bond Fund	58,659,649	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,114,477	2,705,245
Cost of shares redeemed	(28,075,140)	(37,708,370)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	48,016,163	14,543,091
Change in net assets	49,279,359	16,253,841
Net Assets:
Beginning of period	164,213,168	147,959,327
End of period (including undistributed (distributions in excess of) net investment income of $6,516 and $(59), respectively)	$213,492,527	$164,213,168

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations. The Fund offers one class of shares: Class A Shares.

On September 29, 2004, the Fund received a tax-free transfer of assets from Golden Oak Michigan Tax-Free Bond Fund as follows:

	Shares of the Fund Issued	Golden Oak Michigan Tax-Free Bond Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Golden Oak Michigan Tax-Free Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Golden Oak Michigan Tax-Free Bond Fund Class A Shares	5,090,009	$58,076,940	$3,621,705		$58,076,940
Golden Oak Michigan Tax-Free Bond Fund Class B Shares	51,065	582,642	11,721		582,642
TOTAL	5,141,074	$58,659,582	$3,633,426	$159,760,822	$58,659,582	$218,420,404

1 Unrealized Appreciation is included in the Golden Oak Michigan Tax-Free Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2005, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2005, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2005, the Fund had realized gains on futures contracts of $84,010.

At February 28, 2005, the Fund had no open futures contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2005	Year Ended 8/31/2004
Shares sold	1,671,778	4,306,696
Shares issued in connection with tax-free transfer of assets from Golden Oak Michigan Tax-Free Bond Fund	5,141,074	--
Shares issued to shareholders in payment of distributions declared	186,979	237,993
Shares redeemed	(2,476,666)	(3,333,020)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,523,165	1,211,669

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $202,566,956. The net unrealized appreciation of investments for federal tax purposes was $10,614,311. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,802,492 and net unrealized depreciation from investments for those securities having an excess of cost over value of $188,181.

At August 31, 2004, the Fund had a capital loss carryforward of $822,865 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$804,301
2009	$ 2,481
2012	$ 16,083

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post October losses of $1,574,829 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended February 28, 2005, Federated Securities Corp., the principal distributor, retained $7,418 of contingent deferred sales charges relating to redemptions of Fund Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,400,000 and $24,200,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2005, were as follows:

Purchases	$22,361,700
Sales	$25,937,120

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2005, 42.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.7% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923302

3032602 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2005

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.65		$10.44	$10.59	$10.80		$10.29	$10.36
Income From Investment Operations:
Net investment income	0.22		0.46	0.44	0.49	[1]	0.52	0.53
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.09		0.21	(0.15)	(0.20	) [1]	0.51	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.31		0.67	0.29	0.29		1.03	0.46
Less Distributions:
Distributions from net investment income	(0.22)		(0.46)	(0.44)	(0.50)		(0.52)	(0.53)
Net Asset Value, End of Period	$10.74		$10.65	$10.44	$10.59		$10.80	$10.29
Total Return [2]	2.97%		6.51%	2.81%	2.79%		10.29%	4.64%

Ratios to Average Net Assets:
Expenses	0.61	% [3]	0.61%	0.76%	0.91%		0.91%	0.84%
Net investment income	4.21	% [3]	4.31%	4.19%	4.72	% [1]	4.97%	5.23%
Expense waiver/reimbursement [4]	1.10	% [3]	1.07%	1.16%	1.10%		1.39%	1.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,556		$27,600	$26,673	$23,466		$23,011	$21,392
Portfolio turnover	4%		15%	8%	35%		40%	31%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	2/28/2005		8/31/2004	8/31/2003	[1]
Net Asset Value, Beginning of Period	$10.65		$10.44	$10.65
Income From Investment Operations:
Net investment income	0.18		0.38	0.36
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.09		0.21	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.59	0.15
Less Distributions:
Distributions from net investment income	(0.18)		(0.38)	(0.36)
Net Asset Value, End of Period	$10.74		$10.65	$10.44
Total Return [2]	2.59%		5.72%	1.42%

Ratios to Average Net Assets:
Expenses	1.36	% [3]	1.36%	1.51	% [3]
Net investment income	3.47	% [3]	3.56%	3.36	% [3]
Expense waiver/reimbursement [4]	0.84	% [3]	0.82%	0.91	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,539		$21,802	$19,000
Portfolio turnover	4%		15%	8%

1 Reflects operations for the period from September 5, 2002 (date of initial public investment) to August 31, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,029.70	$3.07
Class B Shares	$1,000	$1,025.90	$6.83
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.77	$3.06
Class B Shares	$1,000	$1,018.05	$6.80

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.61%
Class B Shares	1.36%

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	27.3%	Aaa	26.7%
AA	20.5%	Aa	8.0%
A	16.9%	A	16.6%
BBB	10.4%	Baa	14.1%
BB	2.5%	Ba	4.7%
Not Rated by S&P	22.4%	Not Rated by Moody's	29.9%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 8.0% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--98.3%
		New York--92.0%
$500,000		Albany County, NY, IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024	BBB-/NR/BBB-	$516,835
500,000		Albany, NY, IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030	AA/NR/NR	551,380
500,000		Amherst, NY, IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/ (AMBAC INS)/ Original Issue Yield: 5.82%), 8/1/2025	AAA/Aaa/AAA	564,745
500,000		Broome County, NY, IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase II)/ (American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025	A/NR/NR	508,440
295,000		Dutchess County, NY, IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR	301,086
785,000		Dutchess County, NY, IDA, Revenue Bonds (Series A), 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	NR/Baa1/NR	817,263
500,000		East Rochester, NY, Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility, LLC)/(GNMA GTD), 12/20/2022	AAA/NR/NR	537,980
750,000		Erie County, NY, Public Improvement UT GO Bonds (Series 2003A), 5.25% (FGIC INS), 3/15/2020	NR/Aaa/AAA	816,907
500,000		Essex County, NY, IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	BBB/Baa2/NR	515,100
500,000		Hempstead Town, NY, IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	A/Baa1/NR	514,920
220,000		Islip, NY, Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA INS), 7/1/2023	AAA/Aaa/AAA	245,344
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003B), 5.25%, 12/1/2014	A-/A3/A-	1,107,610
750,000		Long Island Power Authority, NY, Electric System Revenue Bonds, (Series A), 5.50% (Escrowed In Treasuries COL), 12/1/2012	AAA/Aaa/AAA	856,132
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		Madison County, NY, IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	AA-/Aa3/NR	$526,975
750,000		Metropolitan Transportation Authority, NY, Refunding Revenue Bonds (Series 2002A), 5.50% (AMBAC INS), 11/15/2018	AAA/Aaa/AAA	844,927
500,000		Monroe County, NY, IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance Insurance)/(Original Issue Yield: 5.25%), 6/1/2026	AA/NR/NR	530,730
500,000		Monroe County, NY, IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp. INS), 10/1/2021	NR/Aaa/AAA	538,980
190,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR/A3/A-	208,137
500,000		Nassau County, NY, IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center, LLC)/(KeySpan Corp. GTD), 6/1/2027	A/A3/NR	517,395
625,000		New York City, NY, Health and Hospitals Corp., Health System Revenue Bonds (Series 2002A), 5.50% (FSA INS), 2/15/2019	AAA/Aaa/AAA	694,513
440,000		New York City, NY, Health and Hospitals Corp., Health System Revenue Bonds (Series 2003A), 5.00% (AMBAC INS), 2/15/2011	AAA/Aaa/AAA	478,896
500,000		New York City, NY, IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	NR/Baa2/NR	514,770
250,000		New York City, NY, IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	AAA/Aaa/AAA	277,490
400,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	NR/Ba3/BB-	373,700
300,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023	A/NR/NR	311,040
200,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	NR/Ba3/BB-	196,948
1,000,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co., Inc.)/ (American Capital Access INS), 10/1/2023	A/NR/NR	1,022,740
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$315,000		New York City, NY, IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008	NR	$321,039
500,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3/NR	503,735
500,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	BB+/Ba2/NR	420,585
500,000		New York City, NY, Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	AA+/Aa2/AA	517,005
500,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds (Series 2003), 5.25% (AMBAC INS), 8/1/2022	AAA/Aaa/AAA	544,985
500,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2001C), 5.375%, 2/1/2015	AA+/Aa2/AA+	552,420
500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025	A/A2/A+	536,000
515,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015	A/A2/A+	560,603
500,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	A/A2/A+	542,460
500,000		New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033	BBB/Ba1/NR	500,600
500,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.375% (New York City, NY), 5/15/2023	A/A2/A	539,525
500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(FGIC INS), 5/15/2021	AAA/Aaa/AAA	559,855
500,000		New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue Bonds (Series 2003), 5.00% (Lutheran Medical Center)/(MBIA Insurance Corp. INS), 8/1/2016	AAA/Aaa/AAA	536,640
500,000		New York State Dormitory Authority, FHA-Insured Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/ (FHA and MBIA Insurance Corp. INS), 8/1/2041	AAA/Aaa/AAA	563,880
1,000,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	AA/NR/NR	1,119,840
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$750,000		New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022	AAA/Aaa/AAA	$790,305
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1993A), 5.75% (City University of New York)/ (FSA INS)/(Original Issue Yield: 6.05%), 7/1/2018	AAA/Aaa/AAA	582,640
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2000B), 6.25% (Mt. Sinai NYU Health Obligated Group), 7/1/2022	BB/Ba1/BB+	250,385
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/ (FGIC INS), 7/1/2022	AAA/Aaa/AAA	531,120
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2002D), 5.00% (School Districts Financing Program)/(MBIA Insurance Corp. INS), 10/1/2012	AAA/Aaa/AAA	549,780
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2022	NR/Aa3/NR	778,703
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023	NR/A3/A-	263,670
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2018	AA/NR/NR	551,790
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	NR/Baa1/BBB+	790,433
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	NR/A3/NR	529,290
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	A+/A1/NR	269,195
250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.30%), 7/1/2020	AA/NR/NR	262,870
500,000		New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long Island)/(Original Issue Yield: 5.19%), 7/1/2034	BBB/Baa1/BBB+	513,425
500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.28%), 7/1/2030	AAA/Aaa/AAA	532,605
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		New York State Dormitory Authority, Revenue Bonds, 6.25% (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013	NR/Ba3/B+	$501,020
400,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.07%), 6/15/2022	AAA/Aaa/AAA	424,840
500,000		New York State Environmental Facilities Corp., Revenue Bonds (Series 2002A), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(FGIC INS), 1/1/2021	AAA/Aaa/AAA	544,600
500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2009	BBB/NR/NR	511,565
500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue Yield: 6.214%), 11/1/2030	BBB+/Baa1/NR	514,355
900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	AAA/Aaa/AAA	949,950
500,000		New York State HFA, Revenue Bonds (Series 2003A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2021	AA/A1/AA-	538,175
110,000		New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375% (U.S. Treasury PRF 9/15/2005 @ 102), 9/15/2015	AA-/A2/NR	114,622
5,000		New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375%, 9/15/2015	AA-/A2/NR	5,193
885,000		New York State Medical Care Facilities Finance Agency, FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport Memorial Hospital, NY)/(FHA GTD), 2/15/2035	AA/Aa2/NR	905,364
500,000		New York State Power Authority, Revenue Bonds (Series 2002A), 5.00%, 11/15/2021	AA-/Aa2/AA	534,040
500,000		New York State Thruway Authority (Series 2003A), 5.25% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(MBIA Insurance Corp. INS), 4/1/2014	AAA/Aaa/AAA	555,040
500,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Revenue Bonds (Series 2002A), 5.50% TOBs (New York State), Mandatory Tender 1/1/2011	AA-/A2/A+	551,700
750,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2019	AA/NR/AA-	842,970
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		New York State Urban Development Corp., Revenue Bonds (Series A-1), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 12/15/2013	AA/A1/AA-	$545,970
500,000		New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (Empire State Development Corp.), 1/1/2022	A/A2/A	533,215
500,000		Niagara County, NY, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2015, Maturity 11/15/2024	BBB/Baa1/NR	531,515
400,000		Niagara Falls, NY, City School District, COPs (Series 1998), 5.375% (Original Issue Yield: 5.42%), 6/15/2028	BBB-/Baa3/NR	410,268
500,000		Port Authority of New York and New Jersey, Revenue Bonds (128th Series), 5.00% (FSA INS), 11/1/2019	AAA/Aaa/AAA	539,765
250,000		Schenectady, NY, TANs (Series 2004), 5.90% TANs, 12/30/2005	NR	249,930
500,000		Suffolk County, NY, IDA, IDRBs (Series 1998), 5.50% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.528%), 1/1/2023	NR	482,880
500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2003A-1), 5.50% (New York State), 6/1/2019	AA-/A2/A+	557,670
440,000		Tompkins County, NY, IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	BBB/NR/NR	449,398
500,000		United Nations, NY, Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022	NR/A3/A-	524,900
300,000		Utica, NY, IDA, Civic Facility, Revenue Bonds (Series 2004A), 6.875% (Utica College), 12/1/2024	NR	319,203
500,000		Westchester County, NY, IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	AA/NR/NR	528,305
175,000		Westchester County, NY, IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson)/(Original Issue Yield: 6.55%), 1/1/2024	NR	178,854
500,000		Yonkers, NY, IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	BB/NR/NR	508,685
		TOTAL		44,260,358
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Puerto Rico--6.3%
$500,000	[1]	Puerto Rico Electric Power Authority, Drivers (Series 266), 8.859% (FSA INS), 7/1/2015	AAA/NR/NR	$654,855
1,000,000	[1]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.343% (AMBAC INS), 1/1/2010	NR	1,289,450
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	A/Baa1/NR	515,095
135,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/ (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1/NR	143,168
365,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (U.S. Treasury PRF 7/1/2012 @ 100)/ (Original Issue Yield: 5.40%), 7/1/2027	A-/Baa1/NR	403,657
		TOTAL		3,006,225
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $45,508,555)		47,266,583
		SHORT-TERM MUNICIPALS--0.6%
		Puerto Rico--0.6%
300,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ) (AT AMORTIZED COST)	A-1/VMIG1/AAA	300,000
		TOTAL MUNICIPAL INVESTMENTS--98.9% (IDENTIFIED COST $45,808,555) [2]		47,566,583
		OTHER ASSETS AND LIABILITIES--1.1%		528,528
		TOTAL NET ASSETS--100%		$48,095,111

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.8% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $1,944,305 which represents 4.0% of total net assets.

2 The cost of investments for federal tax purposes amounts to $45,805,423.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PRF	--Prerefunded
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $45,808,555)		$47,566,583
Cash		55,144
Income receivable		549,633
Receivable for investments sold		5,000
Receivable for shares sold		4,924
Receivable for daily variation margin		22,500
Prepaid expenses		16,528
TOTAL ASSETS		48,220,312
Liabilities:
Payable for shares redeemed	$15,380
Income distribution payable	78,353
Payable for transfer and dividend disbursing agent fees and expenses	9,220
Payable for Directors'/Trustees' fees	271
Payable for distribution services fee (Note 5)	13,027
Payable for shareholder services fee (Note 5)	8,950
TOTAL LIABILITIES		125,201
Net assets for 4,478,292 shares outstanding		$48,095,111
Net Assets Consist of:
Paid-in capital		$47,295,028
Net unrealized appreciation of investments and futures contracts		1,778,978
Accumulated net realized loss on investments and futures contracts		(979,825)
Undistributed net investment income		930
TOTAL NET ASSETS		$48,095,111
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($25,556,065 ÷ 2,379,699 shares outstanding), no par value, unlimited shares authorized		$10.74
Offering price per share (100/95.50 of $10.74) [1]		$11.25
Redemption proceeds per share		$10.74
Class B Shares:
Net asset value per share ($22,539,046 ÷ 2,098,593 shares outstanding), no par value, unlimited shares authorized		$10.74
Offering price per share		$10.74
Redemption proceeds per share (94.50/100 of $10.74) [1]		$10.15

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:
Interest			$1,171,671
Expenses:
Investment adviser fee (Note 5)		$97,085
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		1,922
Transfer and dividend disbursing agent fees and expenses		26,069
Directors'/Trustees' fees		1,079
Auditing fees		8,315
Legal fees		3,014
Portfolio accounting fees		31,909
Distribution services fee--Class A Shares (Note 5)		33,199
Distribution services fee--Class B Shares (Note 5)		82,438
Shareholder services fee--Class A Shares (Note 5)		33,199
Shareholder services fee--Class B Shares (Note 5)		27,479
Share registration costs		17,188
Printing and postage		7,818
Insurance premiums		3,977
Miscellaneous		559
TOTAL EXPENSES		469,470
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(97,085)
Waiver of administrative personnel and services fee	(17,113)
Waiver of distribution services fee--Class A Shares	(33,199)
Waiver of shareholder services fee--Class A Shares	(375)
Reimbursement of other operating expenses	(90,392)
TOTAL WAIVERS AND REIMBURSEMENTS		(238,164)
Net expenses			231,306
Net investment income			940,365
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			13,192
Net realized loss on futures contracts			(3,903)
Net change in unrealized appreciation of investments			399,350
Net change in unrealized appreciation on futures contracts			20,950
Net realized and unrealized gain on investments and futures contracts			429,589
Change in net assets resulting from operations			$1,369,954

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$940,365	$1,947,349
Net realized gain (loss) on investments, futures contracts and swap contracts	9,289	(331,321)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	420,300	1,191,054
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,369,954	2,807,082
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(559,934)	(1,187,212)
Class B Shares	(379,477)	(759,679)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(939,411)	(1,946,891)
Share Transactions:
Proceeds from sale of shares	2,174,952	10,782,409
Net asset value of shares issued to shareholders in payment of distributions declared	473,617	978,809
Cost of shares redeemed	(4,385,989)	(8,891,672)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,737,420)	2,869,546
Change in net assets	(1,306,877)	3,729,737
Net Assets:
Beginning of period	49,401,988	45,672,251
End of period (including undistributed (distributions in excess of) net investment income of $930 and $(24), respectively)	$48,095,111	$49,401,988

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations. The Fund offers two classes of shares: Class A Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Funds may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2005, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2005, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2005, the Fund had realized losses on future contracts of $3,903.

At February 28, 2005, the Fund had the following open futures contract:

Expiration Date	Contracts to Deliver	Position	Unrealized Appreciation
June 2005	U.S. Treasury Notes 10 Year 40 contracts	Short	$20,950

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at 2/28/2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Puerto Rico Electric Power Authority, Drivers (Series 266), 8.859% (FSA INS), 7/1/2015	6/27/2002	$ 601,255
Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.343%, (AMBAC INS), 1/1/2010	7/22/2003	$1,234,878

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	95,812	$1,030,724	469,545	$4,997,940
Shares issued to shareholders in payment of distributions declared	20,873	223,663	43,270	459,837
Shares redeemed	(329,632)	(3,535,179)	(475,773)	(5,041,882)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(212,947)	$(2,280,792)	37,042	$415,895

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	106,472	$1,144,228	542,789	$5,784,469
Shares issued to shareholders in payment of distributions declared	23,326	249,954	48,825	518,972
Shares redeemed	(79,250)	(850,810)	(363,901)	(3,849,790)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	50,548	$543,372	227,713	$2,453,651
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(162,399)	$(1,737,420)	264,755	$2,869,546

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $45,805,423. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $1,761,160. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,893,722 and net unrealized depreciation from investments for those securities having an excess of cost over value of $132,562.

At August 31, 2004, the Fund had a capital loss carryforward of $665,450 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$288,795
2011	$371,903
2012	$ 4,752

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post-October losses of $326,564 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2005, FSC retained $3,933 in sales charges from the sale of Class A Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,350,000 and $6,850,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended February 28, 2005, were as follows:

Purchases	$1,777,380
Sales	$2,532,538

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2005, 47.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.4% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923401
Cusip 313923880

4031009 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.05		$10.92	$11.07	$10.99		$10.45	$10.44
Income From Investment Operations:
Net investment income	0.24		0.48	0.48	0.50	[1]	0.50	0.49
Net realized and unrealized gain (loss) on investments, futures contracts, and swap contracts	0.02		0.13	(0.15)	0.08	[1]	0.54	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.26		0.61	0.33	0.58		1.04	0.51
Less Distributions:
Distributions from net investment income	(0.24)		(0.48)	(0.48)	(0.50)		(0.50)	(0.49)
Distributions from net realized gain on investments and futures contracts	--		--	--	--		--	(0.01)
TOTAL DISTRIBUTIONS	(0.24)		(0.48)	(0.48)	(0.50)		(0.50)	(0.50)
Net Asset Value, End of Period	$11.07		$11.05	$10.92	$11.07		$10.99	$10.45
Total Return [2]	2.35%		5.61%	2.93%	5.48%		10.23%	5.14%

Ratios to Average Net Assets:
Expenses	0.79	% [3]	0.79%	0.79%	0.79%		0.79%	0.79%
Net investment income	4.33	% [3]	4.26%	4.22%	4.62	% [1]	4.71%	4.77%
Expense waiver/reimbursement [4]	0.64	% [3]	0.56%	0.49%	0.61%		0.68%	0.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,538		$56,289	$82,430	$55,261		$47,235	$41,449
Portfolio turnover	3%		16%	16%	21%		28%	66%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.61% to 4.62%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,023.50	$3.96
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020,88	$3.96

1 Expenses are equal to the Fund's annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	32.6%	Aaa	40.1%
AA	23.0%	Aa	19.5%
A	7.0%	A	4.5%
BBB	11.5%	Baa	11.1%
Not Rated by S&P	25.9%	Not Rated by Moody's	24.8%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 12.0% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--95.1%
		North Carolina--85.5%
$1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	NR/Aaa	$1,317,306
940,000		Asheville, NC Housing Authority, Multifamily Housing Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/(FNMA GTD) Optional Tender 3/1/2011	AAA/NR	1,004,061
500,000		Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 6/1/2026	NR/Aaa	541,535
1,330,000		Cabarrus County, NC, COP (Series 2002), 5.25%, 2/1/2018	AA-/Aa3	1,443,329
2,000,000		Charlotte, NC Airport, Revenue Bonds, (Series B), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019	AAA/Aaa	2,190,360
1,000,000		Charlotte, NC, COP, 5.50% (Charlotte Convention Facilities)/(Original Issue Yield: 5.70%), 12/1/2020	AA+/Aa2	1,108,860
1,000,000		Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	BBB/Baa2	1,040,450
1,000,000		Cumberland County, NC, UT GO Bonds, 5.70% (U.S. Treasury PRF 3/1/2010 @102)/(Original Issue Yield: 5.78%), 3/1/2017	AA-/Aa3	1,139,860
1,000,000		Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (U.S. Treasury PRF 3/1/2010 @101)/(Original Issue Yield: 5.79%), 3/1/2019	AAA/Aaa	1,131,260
1,000,000		Forsyth County, NC, COP, 5.375%, 10/1/2022	AA+/Aa1	1,082,110
900,000		Gastonia, NC Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 5/1/2019	AAA/Aaa	1,002,942
750,000		Harnett County, NC, COP, 5.50% (FSA INS), 12/1/2015	AAA/Aaa	840,172
1,000,000		Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	NR/Baa2	1,080,980
1,000,000		High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	AA/Aa3	1,121,410
1,500,000		Martin County, NC IFA (Series 1995), Solid Waste Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025	BBB/Baa2	1,539,300
500,000		North Carolina Eastern Municipal Power Agency, Power Supply Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.33%), 1/1/2026	BBB/Baa2	510,975
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	BBB/Baa2	531,835
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	BBB/Baa2	$560,895
880,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	AA/Aa2	918,799
770,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	AA/Aa2	813,536
300,000		North Carolina Medical Care Commission, FHA INS Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024	AAA/Aaa	328,614
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/ (Original Issue Yield: 7.00%), 4/1/2031	NR	512,725
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(Original Issue Yield: 6.40%), 3/1/2027	NR	503,150
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021	NR	534,625
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	NR	509,070
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	A-/NR	1,077,170
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	A/A2	261,895
200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	A/A2	207,960
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2003A), 5.00% (Novant Health Obligated Group), 11/1/2017	AA-/Aa3	1,063,590
1,205,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021	AAA/Aaa	1,311,582
1,230,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/(Radian Asset Assurance INS), 10/1/2019	AA/NR	1,344,279
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019	AA/NR	673,337
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$400,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	NR/Baa1	$404,012
1,000,000		North Carolina Medical Care Commission, Health System Revenue Bonds, 5.25% (Mission Health, Inc.)/(Original Issue Yield: 5.48%), 10/1/2026	AA/Aa3	1,056,300
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	AAA/Aaa	1,094,610
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	A/NR	1,032,960
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	A/A3	1,081,840
685,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance INS), 10/1/2018	AA/NR	749,678
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021	NR	264,633
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(Original Issue Yield: 6.50%), 7/1/2023	NR	528,960
550,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033	NR	567,562
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035	NR	499,680
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50% (Original Issue Yield: 6.73%), 1/1/2020	BBB+/A3	1,124,530
1,155,000	[1]	North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds, 10.50% (Escrowed In Treasuries COL), 1/1/2010	AAA/#Aaa	1,397,458
1,200,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.242%), 10/1/2021	AA/NR	1,251,312
1,080,000		Onslow, NC Water & Sewer Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 6/1/2025	AAA/Aaa	1,135,901
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$1,200,000		Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield: 6.02%), 7/1/2019	AAA/Aaa	$1,336,188
1,000,000		Pitt County, NC, COP (Series 2000B), 5.50% (FSA INS)/(Original Issue Yield: 5.63%), 4/1/2025	AAA/Aaa	1,088,670
1,500,000	[1]	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	NR/#Aaa	1,573,170
2,000,000		Randolph County, NC, COP (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018	AAA/Aaa	2,231,180
890,000		University of North Carolina System Pool, Revenue Bonds (Series A), 5.25% (University of North Carolina)/ (AMBAC INS), 4/1/2021	AAA/Aaa	975,698
700,000		University of North Carolina System Pool, Revenue Bonds, 5.00% (University of North Carolina)/(AMBAC INS), 4/1/2024	NR/Aaa	740,033
755,000		University of North Carolina System Pool, Revenue Bonds, 5.00% (University of North Carolina)/(AMBAC INS), 4/1/2029	NR/Aaa	787,752
500,000		Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%), 6/1/2018	NR/Aaa	557,955
1,000,000		Winston-Salem, NC Water & Sewer System, Refunding Revenue Bonds, 5.00%, 6/1/2023	AAA/Aa2	1,069,930
		TOTAL		51,797,984
		Puerto Rico--8.7%
1,500,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 8.8599% (FSA INS), 7/1/2015	AAA/NR	1,964,565
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.34301% (AMBAC INS), 1/1/2010	NR	1,289,450
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	A/Baa1	515,095
395,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3	427,520
1,000,000		Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (U.S. Treasury PRF 2/1/2007 @100)/(Original Issue Yield: 5.80%), 8/1/2030	BBB+/Aaa	1,058,710
		TOTAL		5,255,340
		Virgin Islands--0.9%
500,000		University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%), 6/1/2034	BBB/NR	526,575
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $53,537,191)		57,579,899
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--3.6%
		North Carolina--1.4%
$860,000		Brunswick County, NC Industrial Facilities and PCFA (Series 1998), Weekly VRDNs (Turnage Properties LLC)/ (RBC Centura Bank LOC)	NR/Aa3	$860,000
		Puerto Rico--2.2%
1,300,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	AAA/Aaa	1,300,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		2,160,000
		TOTAL MUNICIPAL INVESTMENTS--98.7% (IDENTIFIED COST $55,697,191) [3]		59,739,899
		OTHER ASSETS AND LIABILITIES - NET--1.3%		798,227
		TOTAL NET ASSETS--100%		$60,538,126

Securities subject to the federal alternative minimum tax (AMT) represent 16.5% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $3,254,015 which represents 5.4% of total net assets.

3 The cost of investments for federal tax purposes amounts to $55,694,064.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $55,697,191)		$59,739,899
Cash		74,235
Income receivable		852,102
Receivable for investments sold		5,000
Receivable for shares sold		209,014
Receivable for daily variation margin		50,625
TOTAL ASSETS		60,930,875
Liabilities:
Payable for shares redeemed	$311,276
Income distribution payable	71,007
Payable for Directors' /Trustees' fees	317
Payable for shareholder services fees (Note 5)	9,434
Accrued expenses	715
TOTAL LIABILITIES		392,749
Net assets for 5,468,784 shares outstanding		$60,538,126
Net Assets Consist of:
Paid-in capital		$57,690,255
Net unrealized appreciation of investments and futures contracts		4,089,847
Accumulated net realized loss on investments, swap contracts, and futures contracts		(1,242,118)
Undistributed net investment income		142
TOTAL NET ASSETS		$60,538,126
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
Net asset value per share ($60,538,126 ÷ 5,468,784 shares outstanding), no par value, unlimited shares authorized.		$11.07
Offering price per share (100/95.50 of $11.07) [1]		$11.59
Redemption proceeds per share		$11.07

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:
Interest			$1,457,367
Expenses:
Investment adviser fee (Note 5)		$114,018
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,307
Transfer and dividend disbursing agent fees and expenses		16,180
Directors'/Trustees' fees		1,081
Auditing fees		8,908
Legal fees		3,018
Portfolio accounting fees		23,913
Distribution services fee (Note 5)		71,261
Shareholder services fee (Note 5)		71,261
Share registration costs		10,361
Printing and postage		5,813
Insurance premiums		3,838
Miscellaneous		702
TOTAL EXPENSES		407,045
Waivers (Note 5):
Waiver of investment adviser fee	$(97,090)
Waiver of administrative personnel and services fee	(12,112)
Waiver of distribution services fee	(71,261)
Waiver of shareholder services fee	(2,138)
TOTAL WAIVERS		(182,601)
Net expenses			224,444
Net investment income			1,232,923
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(19,704)
Net realized gain on futures contracts			10,578
Net change in unrealized appreciation of investments			55,065
Net change in unrealized appreciation on futures contracts			35,326
Net realized and unrealized gain on investments and futures contracts			81,265
Change in net assets resulting from operations			$1,314,188

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,232,923	$2,877,050
Net realized loss on investments, swap contracts and futures contracts	(9,126)	(592,321)
Net change in unrealized appreciation/depreciation of investments, swap contracts, and futures contracts.	90,391	2,124,703
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,314,188	4,409,432
Distributions to Shareholders:
Distributions from net investment income	(1,232,799)	(2,875,892)
Share Transactions:
Proceeds from sale of shares	10,491,356	16,771,898
Net asset value of shares issued to shareholders in payment of distributions declared	843,375	1,582,277
Cost of shares redeemed	(7,166,868)	(46,028,695)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,167,863	(27,674,520)
Change in net assets	4,249,252	(26,140,980)
Net Assets:
Beginning of period	56,288,874	82,429,854
End of period (including undistributed net investment income of $142 and $18, respectively)	$60,538,126	$56,288,874

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations. The Fund offers one class of shares: Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2005, the Fund had no realized gains on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2005, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration, and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months end February 28, 2005, the Fund had realized gains on futures contracts of $10,578.

At February 28, 2005, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts	Position	Unrealized Appreciation
June 2005	90 U.S. Treasury Note 10-Year Futures	Short	$47,139

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Puerto Rico Electric Power Authority, Drivers (Series 266), 8.8599% (FSA INS), 7/1/2015	6/27/2002	$1,855,590
Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.34301% (AMBAC INS), 1/1/2010	7/22/2003	$1,306,810

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2005	Year Ended 8/31/2004
Shares sold	946,493	1,509,133
Shares issued to shareholders in payment of distributions declared	76,222	142,350
Shares redeemed	(647,916)	(4,108,095)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	374,799	(2,456,612)

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $55,694,064. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $4,045,835. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,053,560 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,725.

At August 31, 2004, the Fund had a capital loss carryforward of $827,060 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$332,559
2012	$494,501

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2005, FSC retained $15,629 in sales charges from the sale of the Fund's Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,760,000 and $12,600,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2005, were as follows:

Purchases	$4,799,261
Sales	$1,563,436

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2005, 45.1% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.2% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923500

G02671-04 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

Semi-Annual Shareholder Report

February 28, 2005

Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.51	$11.31	$11.47	$11.45	$11.06	$11.11
Income From Investment Operations:
Net investment income	0.25	0.51	0.52	0.53 [1]	0.55	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.11	0.20	(0.16)	0.02 [1]	0.38	(0.06)

TOTAL FROM INVESTMENT OPERATIONS	0.36	0.71	0.36	0.55	0.93	0.49

Less Distributions:
Distributions from net investment income	(0.25)	(0.51)	(0.52)	(0.53)	(0.54)	(0.54)

Net Asset Value, End of Period	$11.62	$11.51	$11.31	$11.47	$11.45	$11.06

Total Return[2]	3.17%	6.36%	3.17%	4.97%	8.69%	4.68%

Ratios to Average Net Assets:
Expenses	0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income	4.30%[3]	4.44%	4.51%	4.75%[1]	4.90%	5.06%

Expense waiver/reimbursement[4]	0.48%[3]	0.48%	0.45%	0.49%	0.51%	0.54%

Supplemental Data:
Net assets, end of period (000 omitted)	$97,249	$94,744	$96,374	$89,772	$75,896	$73,710

Portfolio turnover	9%	19%	12%	21%	39%	37%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of the net investment income to average net assets from 4.74% to 4.75%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period	[1]

Actual:	$1,000	$1,031.70	$4.53

Hypothetical (assuming a 5% return before expenses):	$1,000	$1,020.33	$4.51

1 Expenses are equal to the Federated Ohio Municipal Income Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund’s credit quality ratings composition1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[2]		Moody’s Long-Term Ratings as Percentage of Total Investments[2]

AAA	25.8%	Aaa	38.6%

AA	16.1%	Aa	9.8%

A	7.4%	A	10.2%

BBB	8.7%	Baa	9.1%

BB	2.7%	Ba	0.0%

Not Rated by S&P	39.3%	Not Rated by Moody’s	32.3%

TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information.

These tables depict the long-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio’s total investments, 13.7% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS—98.3%
		Ohio—91.5%
$1,000,000		Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.38%), 11/15/2024	NR/Aa3	$1,039,100
1,750,000		Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.47%), 11/15/2031	NR/Aa3	1,835,382
1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	AA-/A1	1,128,640
1,000,000		Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021	NR/Aa2	1,073,780
1,000,000		Cleveland, OH Waterworks, Revenue Bonds (Series 2002K), 5.25% (FGIC INS), 1/1/2021	AAA/Aaa	1,114,300
530,000		Cleveland-Cuyahoga County, OH Port Authority, Bond Fund Program Development Revenue Bonds (Series 2004E), 5.60% (Port of Cleveland Bond Fund), 5/15/2025	NR/BBB+	533,222
470,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	NR/BBB+	492,499
500,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	NR/BBB+	520,630
1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	NR	1,060,590
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (FSA INS), 12/1/2024	AAA/Aaa	1,092,920
1,610,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (FGIC INS), 12/1/2024	AAA/Aaa	1,697,391
1,000,000		Columbus, OH Tax Increment Financing, Tax Allocation Revenue Bonds (Series 2004A), 5.00% (Easton Project)/(AMBAC INS), 12/1/2024	AAA/Aaa	1,050,980
1,000,000	[1]	Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	AA+/Aa1	1,170,500
1,000,000		Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	A/A2	1,045,020
1,500,000		Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00% (Radian Asset Assurance INS)/(Original Issue Yield: 5.05%), 6/15/2028	AA/NR	1,535,805
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,500,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/Original Issue Yield: 5.69%), 7/1/2021	BBB/NR	$1,500,915
750,000		Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	NR	789,510
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%), 9/1/2027	A/NR	1,038,020
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%), 9/1/2022	A/NR	1,043,320
1,530,000		Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children’s Hospital Medical Center)/(FGIC INS), 5/15/2023	AAA/Aaa	1,655,246
580,000		Hamilton County, OH Hospital Facilities Authority, Revenue Refunding & Improvement Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield: 7.046%), 1/1/2012	A-/A3	587,905
2,400,000		Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.78%), 12/1/2025	AAA/Aaa	2,678,376
2,000,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	NR/Aaa	2,126,480
2,000,000		Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	AA/NR	2,202,800
1,000,000		Heath, OH City School District, School Improvement UT GO Bonds, (Series A), 5.50% (FGIC LOC)/(Original Issue Yield: 5.635%), 12/1/2027	NR/Aaa	1,093,070
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024	AAA/Aaa	1,145,168
1,085,000		Kent, OH CSD, Refunding School Improvement UT GO Bonds, 5.00% (FSA INS), 12/1/2021	AAA/Aaa	1,163,272
1,500,000		Lake, OH Local School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 12/1/2021	AAA/Aaa	1,683,690
2,000,000		Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (FGIC INS)/(Original Issue Yield: 5.58%), 12/1/2024	NR/Aaa	2,207,960
1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	BBB/NR	1,503,885
1,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	AA-/A1	1,031,690
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,000,000		Lorain, OH City School District, UT GO Classroom Facilities Improvement Bonds (Series 2002), 5.25% (MBIA Insurance Corp. INS), 12/1/2020	AAA/Aaa	$1,099,590
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	NR/BBB+	1,582,305
1,000,000		Mahoning County, OH Hospital Facilities, Hospital Facilities Revenue Bonds (Series A), 6.00% (Forum Health Obligated Group)/(Original Issue Yield: 6.15%), 11/15/2032	BBB+/Baa1	1,070,290
1,000,000		Marion County, OH Hospital Authority, Hospital Refunding & Improvement Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/(Original Issue Yield: 6.52%), 5/15/2011	BBB+/NR	1,043,440
1,000,000		Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2023	AAA/Aaa	1,087,830
1,000,000		Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A), 6.375% (Upper Valley Medical Center, OH)/(Original Issue Yield: 6.62%), 5/15/2026	BBB+/Baa1	1,041,260
1,000,000		Moraine, OH Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General Motors Corp.)/(Original Issue Yield: 6.80%), 7/1/2014	BBB-/Baa2	1,157,090
1,720,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA GTD), 9/1/2022	NR/Aaa	1,769,226
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3	2,650,925
1,000,000		Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds, 5.125% (Oberlin College), 10/1/2024	AA/NR	1,058,630
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH), 10/1/2022	AA-/A1	1,115,350
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC INS), 12/1/2027	AAA/Aaa	1,051,580
500,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College), 12/1/2021	A-/NR	536,895
1,070,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.53%), 12/1/2023	A-/NR	1,138,951
610,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.61%), 12/1/2024	A-/NR	647,424
2,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll University, OH)/(Original Issue Yield: 6.05%), 4/1/2020	NR/A2	2,170,880
		MUNICIPAL BONDS—continued
		Ohio—continued
$2,000,000		Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	AA/Aa2	$2,177,740
2,000,000		Ohio State Water Development Authority, PCR Bonds, 5.10%, 12/1/2022	AAA/Aaa	2,119,440
315,000		Ohio State, Education Loan Revenue Bonds (Series 1997A), 5.85% (AMBAC INS), 12/1/2019	AAA/Aaa	330,152
1,000,000		Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2007	BBB/NR	1,028,960
1,620,000		Olentangy, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2002A), 5.25%, 12/1/2021	AA/Aa2	1,772,134
1,835,000		Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.15%), 12/1/2028	NR/Aaa	1,928,163
1,255,000		Ottawa & Glandorf, OH Local School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (MBIA Insurance Corp. INS), 12/1/2020	NR/Aaa	1,380,011
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(Original Issue Yield: 5.45%), 11/1/2029	A-/NR	1,026,540
500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	NR	500,305
500,000	[2]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	NR	533,655
1,000,000		Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	AAA/Aaa	1,114,890
1,500,000		Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	NR/A2	1,600,980
2,000,000		Springboro, OH Community School District, School Improvement UT GO Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.03%), 12/1/2032	AAA/Aaa	2,084,900
1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020	NR/A3	1,105,770
500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	NR/BBB+	521,070
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	NR/Baa2	1,703,115
1,375,000		Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	NR/A-	1,423,496
2,000,000		Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset Assurance INS), 10/1/2026	AA/NR	2,184,760
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,025,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS), 6/1/2026	AAA/Aaa	$1,078,054
1,000,000		Warrensville Heights, OH School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.83%), 12/1/2024	AAA/Aaa	1,128,400
1,995,000		Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA GTD), 2/20/2043	NR/Aaa	2,144,246

		TOTAL		88,950,513

		Puerto Rico—6.5%
2,000,000	[2]	Puerto Rico Electric Power Authority, Drivers (Series 266), 8.8599% (FSA INS), 7/1/2015	AAA/NR	2,619,420
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.34301% (AMBAC INS), 1/1/2010	NR	1,289,450
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.34301% (AMBAC INS), 1/1/2011	NR	1,301,670
990,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	NR/Baa3	1,071,507

		TOTAL		6,282,047

		Virgin Islands—0.3%
305,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	AAA/NR	311,350

		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $89,056,874)		95,543,910

		SHORT-TERM MUNICIPALS—0.3%
		Ohio—0.3%
300,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC) (at amortized cost)	NR/VMIG1	300,000

		TOTAL MUNICIPAL INVESTMENTS—98.6% (IDENTIFIED COST $89,356,874)[3]		95,843,910

		OTHER ASSETS AND LIABILITIES-NET—1.4%		1,405,370

		TOTAL NET ASSETS—100%		$97,249,280

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.5% of the Fund’s portfolio as calculated based upon total portfolio market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $5,744,195 which represents 5.9% of total net assets.

3 The cost of investments for federal tax purposes amounts to $89,356,774.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
CSD	—Central School District
FGIC	—Financial Guaranty Insurance Company
FSA	—Financial Security Assurance
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
SFM	—Single Family Mortgage
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $89,356,874)		$95,843,910
Cash		33,458
Income receivable		1,308,754
Receivable for daily variation margin		42,187
Receivable for investments sold		440,000
Receivable for shares sold		51,199

TOTAL ASSETS		97,719,508

Liabilities:
Payable for shares redeemed	$267,899
Income distribution payable	168,772
Payable for Directors’/Trustees’ fee	347
Payable for distribution services fee (Note 5)	11,325
Payable for shareholder services fee (Note 5)	18,642
Accrued expenses	3,243

TOTAL LIABILITIES		470,228

Net assets for 8,369,667 shares outstanding		$97,249,280

Net Assets Consist of:
Paid in capital		$92,854,152
Net unrealized appreciation of investments and futures contracts		6,526,318
Accumulated net realized loss on investments, futures contracts and swap contracts		(2,091,747)
Distributions in excess of net investment income		(39,443)

TOTAL NET ASSETS		$97,249,280

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($97,249,280 ÷ 8,369,667 shares outstanding) no par value, unlimited shares authorized		$11.62

Offering price per share (100/99.00 of $11.62)[1]		$11.74

Redemption proceeds per share (99.00/100 of $11.62)[1]		$11.50

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:
Interest			$2,495,778

Expenses:
Investment adviser fee (Note 5)		$191,918
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,714
Transfer and dividend disbursing agent fees and expenses		25,729
Directors’/Trustees’ fees		1,209
Auditing fees		8,584
Legal fees		3,020
Portfolio accounting fees		24,370
Distribution services fee (Note 5)		191,918
Shareholder services fee (Note 5)		119,949
Share registration costs		10,608
Printing and postage		7,060
Insurance premiums		4,130
Miscellaneous		762

TOTAL EXPENSES		666,355

Waivers (Note 5):
Waiver of investment adviser fee	$(100,322)
Waiver of administrative personnel and services fee	(11,917)
Waiver of distribution services fee	(119,949)
Waiver of shareholder services fee	(234)

TOTAL WAIVERS		(232,422)

Net expenses			433,933

Net investment income			2,061,845

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			162,434
Net realized loss on futures contracts			(7,177)
Net change in unrealized appreciation of investments			787,147
Net change in unrealized appreciation of futures contracts			39,282

Net realized and unrealized gain on investments, and futures contracts			981,686

Change in net assets resulting from operations			$3,043,531

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,061,845	$4,291,904
Net realized gain (loss) on investments, futures contracts, and swap contracts	155,257	(828,585)
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contracts	826,429	2,419,256

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,043,531	5,882,575

Distributions to Shareholders:
Distributions from net investment income	(2,100,247)	(4,263,196)

Share Transactions:
Proceeds from sale of shares	6,924,447	12,734,977
Net asset value of shares issued to shareholders in payment of distributions declared	1,092,483	2,111,168
Cost of shares redeemed	(6,455,327)	(18,095,309)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,561,603	(3,249,164)

Change in net assets	2,504,887	(1,629,785)

Net Assets:
Beginning of period	94,744,393	96,374,178

End of period (including distributions in excess of net investment income of $(39,443) and $(1,041), respectively)	$97,249,280	$94,744,393

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations. The Fund offers one class of Shares: Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost

Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	2/11/2004	$500,000

Puerto Rico Electric Power Authority, Drivers (Series 266), 8.8599% (FSA INS), 7/1/2015	6/27/2002	$2,474,120

Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.34301% (AMBAC INS), 1/1/2010	3/3/1998	$1,163,520

Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.34301% (AMBAC INS), 1/1/2011	3/3/1998	$1,158,780

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2005, the Fund had no realized gain/loss on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2005, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended February 28, 2005, the Fund had realized losses on futures contracts of $7,177. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

At February 28, 2005, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation

June 2005	75 U.S. Treasury Notes 10 Yr Futures	Short	39,282

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2005	Year Ended 8/31/2004

Shares sold	596,130	1,102,382

Shares issued to shareholders in payment of distributions declared	94,085	183,888

Shares redeemed	(555,143)	(1,573,949)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	135,072	(287,679)

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $89,356,774. The net unrealized appreciation of investments for federal tax purposes was $6,487,136. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,487,873 and net unrealized depreciation from investments for those securities having an excess of cost over value of $737.

At August 31, 2004, the Fund had a capital loss carryforward of $1,627,306 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2008	$695,145

2009	$598,494

2010	$ 69,375

2011	$ 87,412

2012	$176,880

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSC retained $71,969 of fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2005, FSC retained $10,387 of contingent deferred sales charges relating to redemptions of Class F Shares.  See “What do Shares Cost?” in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC retained $6,269 of fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,400,000 and $22,300,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2005, were as follows:

Purchases	$10,325,546

Sales	$8,300,710

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2005, 47.1% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.2% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923609

2032305 (4/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2005

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.71		$11.51	$11.70	$11.52		$11.09	$11.19
Income From Investment Operations:
Net investment income	0.27		0.54	0.54	0.56	[1]	0.57	0.55
Net realized and unrealized gain (loss) on investments, futures contracts, and swap contracts	0.04		0.19	(0.19)	0.18	[1]	0.42	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.31		0.73	0.35	0.74		0.99	0.44
Less Distributions:
Distributions from net investment income	(0.27)		(0.53)	(0.54)	(0.56)		(0.56)	(0.54)
Net Asset Value, End of Period	$11.75		$11.71	$11.51	$11.70		$11.52	$11.09
Total Return [2]	2.67%		6.46%	3.04%	6.70%		9.18%	4.17%

Ratios to Average Net Assets:
Expenses	0.75	% [3]	0.75%	0.75%	0.75%		0.75%	0.75%
Net investment income	4.62	% [3]	4.63%	4.58%	4.92	% [1]	5.09%	5.10%
Expense waiver/reimbursement [4]	0.11	% [3]	0.10%	0.09%	0.09%		0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$204,703		$200,023	$210,429	$205,870		$194,407	$193,608
Portfolio turnover	4%		9%	17%	18%		16%	23%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios, and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.71		11.51	$11.70	$11.53		$11.09	$11.20
Income From Investment Operations:
Net investment income	0.23		0.45	0.45	0.47	[1]	0.48	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, and swap contracts	0.04		0.19	(0.19)	0.18	[1]	0.43	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.64	0.26	0.65		0.91	0.35
Less Distributions:
Distributions from net investment income	(0.23)		(0.44)	(0.45)	(0.48)		(0.47)	(0.46)
Net Asset Value, End of Period	$11.75		$11.71	$11.51	$11.70		$11.53	$11.09
Total Return [2]	2.28%		5.65%	2.26%	5.79%		8.42%	3.29%

Ratios to Average Net Assets:
Expenses	1.52	% [3]	1.52%	1.52%	1.52%		1.52%	1.52%
Net investment income	3.85	% [3]	3.85%	3.81%	4.15	% [1]	4.32%	4.34%
Expense waiver/reimbursement [4]	0.09	% [3]	0.08%	0.07%	0.07%		0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,601		$65,748	$70,339	$61,535		$51,468	$43,249
Portfolio turnover	4%		9%	17%	18%		16%	23%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of the net investment income to average net assets. Per share, ratios, and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,026.70	$3.77
Class B Shares	$1,000	$1,022.80	$7.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.08	$3.76
Class B Shares	$1,000	$1,017.26	$7.60

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.75%
Class B Shares	1.52%

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	34.6%	Aaa	36.9%
AA	13.2%	Aa	7.4%
A	8.5%	A	2.8%
BBB	18.9%	Baa	9.1%
BB	1.6%	Ba	0.0%
B	1.1%	B	1.4%
Not Rated by S&P	22.1%	Not Rated by Moody's	42.4%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments,12.0% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--99.6%
		Pennsylvania--97.7%
$1,300,000		Allegheny County Redevelopment Authority, Revenue Bonds, 5.60% (Pittsburgh Mills), 7/1/2023	NR	$1,368,419
1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018	NR/NR/A-	1,671,045
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC INS), 1/1/2017	AAA/Aaa	4,729,357
2,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B1	2,895,750
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.34%), 5/1/2023	NR/Baa1	1,890,620
950,000		Allegheny County, PA HDA, Refunding Revenue Bonds, 6.625% (Allegheny General Hospital)/(Escrowed In U.S. Treasuries COL), 7/1/2009	AAA/Aaa	1,027,577
2,000,000		Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	A/A2	2,060,100
1,500,000		Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	NR/Baa1	1,505,265
4,000,000		Allegheny County, PA HDA, Revenue Bonds, (Series 1997A), 5.60% (UPMC Health System)/(MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.85%), 4/1/2017	AAA/Aaa	4,277,600
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/ (Original Issue Yield: 5.97%), 3/1/2032	BBB/NR	1,034,920
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25% (Chatham College)/ (Original Issue Yield: 5.35%), 11/15/2016	BBB/NR	1,023,770
575,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR	561,183
1,000,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR	947,820
3,185,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (Marathon Oil Corp.), 12/1/2029	BBB+/Baa1	3,292,812
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,250,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (Marathon Oil Corp.), 9/1/2030	BBB+/Baa1	$1,303,075
1,500,000		Allegheny County, PA IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	NR	1,345,605
935,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/ (Original Issue Yield: 6.75%), 9/1/2031	NR/NR/BBB-	983,844
3,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.05%), 3/1/2019	AAA/Aaa	3,376,860
515,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series 2001KK-1), 5.375% (GNMA GTD), 5/1/2022	NR/Aaa	539,488
515,000		Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA COL), 5/1/2020	NR/Aaa	548,187
1,835,000		Allentown, PA Area Hospital Authority, Revenue Bonds (Series B), 6.75% (Sacred Heart Hospital of Allentown), 11/15/2015	BB+/Baa3	1,927,117
2,000,000		Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/ (U.S. Treasury PRF)/(Original Issue Yield: 5.55%), 9/1/2020	NR/Aaa	2,213,360
4,250,000		Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	BBB/Baa2	4,224,117
4,250,000		Bradford County, PA IDA, Solid Waste Disposal Revenue Bonds (Series A), 6.60% (International Paper Co.), 3/1/2019	BBB/Baa2	4,345,965
1,000,000		Bucks County, PA Community College Authority, College Building Revenue Bonds (Series 1996), 5.50% (Original Issue Yield: 5.70%), 6/15/2017	NR/Aa2	1,055,410
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	BBB+/NR	791,797
500,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.16%), 10/1/2034	BBB+/NR	525,675
1,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2008	BBB/NR	1,029,760
1,750,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project)/(BNP Paribas SA and Union Bank of California LOCs), 5/1/2010	BBB-/NR	1,894,812
1,100,000		Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	BBB-/NR	1,064,679
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,500,000		Clarion County, PA Hospital Authority, Revenue Refunding Bonds, (Series 1997), 5.75% (Clarion County Hospital)/ (Original Issue Yield: 5.95%), 7/1/2017	BBB-/NR	$1,464,300
1,575,000		Commonwealth of Pennsylvania, GO UT Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007	AA/Aa2	1,693,030
1,000,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR/NR/BBB-	1,034,710
1,250,000		Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/ (AMBAC INS)/(Original Issue Yield: 5.70%), 11/1/2025	NR/Aaa	1,364,825
1,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.40%), 1/1/2025	NR	1,045,510
2,800,000		Delaware County, PA Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019	AA/NR	3,006,640
2,650,000		Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	BBB-/NR	2,718,052
1,000,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 5.25%, 7/1/2020	A-/A2	1,081,970
1,500,000		Delaware River Port Authority, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019	AAA/Aaa	1,681,560
2,000,000		Delaware River Port Authority, Revenue Bonds, 6.00% (FSA INS), 1/1/2018	AAA/Aaa	2,242,080
10,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC INS), 7/1/2017	AAA/Aaa	11,414,800
1,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Residual Interest Tax-Exempt Securities (PA-1029), 9.80466%, 7/1/2017	NR	1,301,280
4,100,000		Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/(Radian Asset Assurance INS)/(Original Issue Yield: 6.05%), 8/15/2019	AA/NR	4,454,404
570,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 5.00% (Mercyhurst College)/(Original Issue Yield: 5.11%), 3/15/2023	BBB/NR	572,867
2,660,000		Greater Nanticoke, PA Area School District, UT GO Bonds, 5.50% (U.S. Treasury PRF)/(Original Issue Yield: 5.62%), 10/15/2005 (@100)	AAA/Aaa	2,713,865
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,000,000		Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC INS), 11/1/2029	AAA/Aaa	$2,088,000
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	BB-/NR	770,544
1,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	A-/NR	1,050,210
1,000,000		Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(Original Issue Yield: 5.63%), 3/15/2026	A/NR	1,052,370
2,000,000		Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (FGIC INS)/(Original Issue Yield: 5.84%), 5/1/2015	NR/Aaa	2,258,500
250,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Villiage Project)/(Original Issue Yield: 7.70%), 5/1/2022	NR	264,067
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR	1,006,360
1,000,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	BBB+/Baa1	1,055,790
2,000,000		Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital of Bethlehem)/ (Original Issue Yield: 5.42%), 8/15/2023	BBB/Baa2	2,046,460
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025	NR/Aaa	1,105,840
1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/ (Original Issue Yield: 5.78%), 12/15/2021	AAA/Aaa	1,079,910
945,000		Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022	NR	947,929
1,000,000		Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(AMBAC INS)/ (Original Issue Yield: 5.90%), 11/15/2022	AAA/NR	1,037,060
1,000,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/ (Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022	AA/NR	1,067,970
2,360,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(U.S. Treasury PRF)/ (Original Issue Yield: 5.40%), 7/1/2015	AAA/Aaa	2,534,192
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(Original Issue Yield: 6.17%), 1/1/2043	BBB+/NR	$1,057,140
1,250,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.472%), 12/1/2024	NR	1,330,625
1,000,000		Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035	NR	1,017,690
2,250,000		Montgomery County, PA IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	BBB+/NR	2,363,265
1,000,000		Montgomery County, PA IDA, Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 6.125%), 11/15/2022	BBB+/NR	1,040,130
1,000,000		Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/ (Original Issue Yield: 5.75%), 7/1/2032	A-/NR	1,040,430
500,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.85%), 12/1/2017	BBB/NR	514,085
2,300,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.90%), 12/1/2027	BBB/NR	2,315,640
1,000,000		North Hills, PA School District, GO Bonds, (Series 2000), 5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024	AAA/Aaa	1,119,110
1,075,000		North Penn, PA School District, Refunding Revenue Bonds, 6.20% (Escrowed In Treasuries COL), 3/1/2007	NR/Aaa	1,120,333
1,000,000		Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033	A/NR	1,042,030
3,000,000		Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/ (Original Issue Yield: 6.12%), 4/1/2024	AAA/Aaa	3,412,080
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.843%), 9/1/2016	AAA/Aaa	1,220,970
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR	1,048,890
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036	NR/B1	1,069,970
2,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR	2,528,650
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	BB+/NR	$1,644,180
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance INS), 12/1/2030	AA/NR	1,088,910
1,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	BBB/NR	1,004,190
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	AA+/Aa2	1,039,930
745,000		Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022	AA+/Aa2	776,432
845,000		Pennsylvania HFA, SFM Revenue Bonds (Series 67A), 5.85%, 10/1/2018	AA+/Aa2	860,886
2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (MBIA Insurance Corp. INS), 12/15/2019	AAA/Aaa	2,995,076
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%), 3/15/2025	AA/NR	2,146,220
1,000,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2017	AA/NR	1,080,130
1,940,000		Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2015	AA/NR	2,138,016
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.20% (Thiel College)/ (U.S. Treasury PRF), 5/15/2026	NR	2,146,280
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	A+/NR	1,671,390
1,330,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018	AAA/Aaa	1,440,483
1,490,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018	AA/NR	1,598,189
1,350,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	BBB/Baa2	1,342,912
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,160,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25% (Lycoming College)/(Radian Asset Assurance INS), 11/1/2024	AA/NR	$1,226,967
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series N), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.913%), 6/15/2021	AAA/Aaa	2,086,480
750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	BBB+/NR	759,233
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	BBB+/NR	1,040,850
3,150,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	A/NR	3,151,197
450,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Lycoming College)/(Radian Asset Assurance INS), 11/1/2027	AA/Aa3	476,208
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2018	AA/NR	2,154,420
1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Ursinus College)/(Radian Asset Assurance INS), 1/1/2027	AA/NR	1,321,650
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Radian Asset Assurance INS), 6/1/2024	AA/NR	2,809,021
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A+/NR	1,646,625
1,500,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(American Capital Access INS)/(Original Issue Yield: 5.08%), 7/1/2023	A/NR	1,520,025
1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series 1997), 5.45% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.58%), 3/15/2017	AA/NR	1,537,500
1,500,000		Pennsylvania State IDA, Economic Development Revenue Bonds (Series 2002), 5.50% (AMBAC INS), 7/1/2020	AAA/Aaa	1,681,530
3,000,000		Pennsylvania State IDA, Economic Development Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013	AAA/Aaa	3,396,120
650,000		Pennsylvania State Public School Building Authority, Revenue Bonds, 5.00% (Lehigh Career & Technical Institute)/(FGIC INS), 10/1/2022	NR/Aaa	689,273
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,500,000		Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	AA/Aa2	$1,570,560
2,120,000		Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50% (FSA INS), 10/1/2021	AAA/Aaa	2,358,246
3,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2001B), 5.25% (Philadelphia Corporation for Aging Project)/(AMBAC INS)/(Original Issue Yield: 5.43%), 7/1/2023	AAA/Aaa	3,205,290
1,655,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital, PA)/(Original Issue Yield: 5.80%), 7/1/2008	BBB/Baa2	1,725,966
1,100,000		Philadelphia, PA Redevelopment Authority, Multifamily Housing Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	NR/Aa2	1,132,791
2,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2002A), 5.50% (FGIC INS), 4/15/2018	AAA/Aaa	2,232,360
950,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2002A), 5.50% (FGIC INS), 4/15/2019	AAA/Aaa	1,060,371
1,250,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex)/ (American Capital Access INS), 7/1/2019	A/NR	1,336,525
1,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex)/ (American Capital Access INS), 7/1/2023	A/NR	1,063,780
1,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (FGIC INS), 8/1/2022	AAA/Aaa	1,101,780
9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/(AMBAC INS)/ (Original Issue Yield: 5.65%), 6/15/2017	AAA/Aaa	10,052,805
480,000		Philadelphia, PA, Revenue Bonds, 10.875% (U.S. Treasury PRF), 7/1/2008	NR/Aaa	493,958
2,880,000		Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC INS)/(Original Issue Yield: 6.02%), 12/1/2020	AAA/Aaa	3,246,480
765,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	AAA/Aa1	801,804
355,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	AAA/Aa1	372,452
1,075,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	AAA/Aa1	1,123,988
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%), 9/1/2019	AAA/Aaa	3,145,154
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$5,000,000	[1]	Pittsburgh, PA, Residual Interest Tax-Exempt Securities (Series PA 961), 9.30466% (AMBAC INS), 9/1/2015	NR	$5,945,300
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%), 9/1/2024	AAA/Aaa	1,652,445
2,950,000		Pottsville, PA Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	BBB-/NR	2,809,875
2,165,000		Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	NR/Aa1	2,298,148
2,040,000		Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 10/15/2020	AAA/Aaa	2,286,840
1,500,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 5.90%), 12/1/2021	A-/NR	1,609,680
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 6.00%), 12/1/2031	A-/NR	1,061,950
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (U.S. Treasury PRF)/(Original Issue Yield: 7.35%), 9/1/2031	NR	1,201,140
935,000		Shaler, PA School District Authority, GO UT Bonds, 6.25% (Escrowed In Treasuries COL), 4/15/2008	AAA/NR	982,975
2,000,000		Somerset County, PA Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375% (Somerset Community Hospital)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.68%), 3/1/2017	AA/NR	2,082,380
3,000,000		Southcentral Pennsylvania General Authority, Revenue Bonds (Series 2001), 5.625% (Wellspan Health Obligated Group), 5/15/2026	NR/Aa3	3,211,290
2,000,000		Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.70%), 3/1/2017	AAA/Aaa	2,132,540
500,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/ (Original Issue Yield: 5.15%), 11/15/2021	A/A2	515,295
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic Health East)/ (Original Issue Yield: 5.42%), 11/15/2034	A/A2	1,043,830
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic Health East), 11/15/2024	A/A2	1,059,820
1,000,000	[1]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	NR	906,660
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	NR/Aa3	$1,358,818
1,665,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2022	NR/Aa3	1,813,002
1,250,000		Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance INS), 8/1/2024	AA/Aa3	1,315,925
1,000,000		Warren County, PA Hospital Authority, Revenue Bonds (Series A), 7.00% (Warren General Hospital, PA)/(Original Issue Yield: 7.101%), 4/1/2019	BBB/NR	1,025,900
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In U.S. Treasuries COL), 12/15/2018	AAA/Aaa	560,740
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	BBB+/NR	2,045,150
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	BBB+/NR	1,071,890
1,000,000	[2]	West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In U.S. Treasuries COL), 11/15/2014	AAA/Aaa	1,335,280
1,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	NR	1,075,450
205,000		Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In U.S. Treasuries COL), 7/1/2010	AAA/Aaa	229,241
		TOTAL		262,978,319
		Puerto Rico--1.9%
2,000,000	[1]	Puerto Rico Electric Power Authority, Drivers (Series 266), 8.8599% (FSA INS), 7/1/2015	AAA/NR	2,619,420
1,000,000	[1]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.34301% (AMBAC INS), 1/1/2010	NR	1,289,450
1,000,000	[1]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.34301% (AMBAC INS), 1/1/2011	NR	1,301,670
		TOTAL		5,210,540
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Virgin Islands--0.0%
$50,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 5.80% (GNMA COL), 3/1/2005	AAA/NR	$50,011
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $251,757,976)		268,238,870
		SHORT-TERM MUNICIPALS--0.9%
		Pennsylvania--0.8%
1,700,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	NR/A1	1,700,000
400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Fleet National Bank LIQ)	AA/Aa2	400,000
		TOTAL		2,100,000
		Puerto Rico--0.1%
300,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	AAA/Aaa	300,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		2,400,000
		TOTAL MUNICIPAL INVESTMENTS--100.5% (IDENTIFIED COST $254,157,976) [3]		270,638,870
		OTHER ASSETS AND LIABILITIES - NET--(0.5%)		(1,335,025)
		TOTAL NET ASSET--100%		$269,303,845

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.4% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $14,872,783 which represents 5.5% of total net assets.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contract.

3 The cost of investments for federal tax purposes amounts to $254,133,243.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $254,157,976)		$270,638,870
Income receivable		4,026,654
Receivable for shares sold		193,837
Receivable for futures variation margin		84,375
TOTAL ASSETS		274,943,736
Liabilities:
Payable for investments purchased	$4,251,110
Payable for shares redeemed	805,418
Income distribution payable	457,050
Payable for Directors'/Trustees' fees	496
Payable for distribution service fees (Note 5)	37,480
Payable for shareholder service fees (Note 5)	48,950
Payable to Bank	825
Accrued expenses	38,562
TOTAL LIABILITIES		5,639,891
Net assets for 22,914,076 shares outstanding		$269,303,845
Net Assets Consist of:
Paid-in capital		$261,290,307
Net unrealized appreciation of investments and futures contracts		16,559,458
Accumulated net realized loss on investments, futures contracts and swap contracts		(8,563,906)
Undistributed net investment income		17,986
TOTAL NET ASSETS		$269,303,845
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($204,703,025 ÷ 17,417,670 shares outstanding) no par value, unlimited shares authorized		$11.75
Offering price per share (100/95.50 of $11.75) [1]		$12.30
Redemption proceeds per share		$11.75
Class B Shares:
Net asset value per share ($64,600,820 ÷ 5,496,406 shares outstanding) no par value, unlimited shares authorized		$11.75
Offering price per share		$11.75
Redemption proceeds per share (94.50/100 of $11.75) [1]		$11.10

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:
Interest			$7,136,167
Expenses:
Investment adviser fee (Note 5)		$531,046
Administrative personnel and services fee (Note 5)		106,607
Custodian fees		7,071
Transfer and dividend disbursing agent fees and expenses		65,717
Directors'/Trustees' fees		1,823
Auditing fees		8,667
Legal fees		3,009
Portfolio accounting fees		47,088
Distribution services fee--Class B Shares (Note 5)		243,232
Shareholder services fee--Class A Shares (Note 5)		250,827
Shareholder services fee--Class B Shares (Note 5)		81,077
Share registration costs		27,500
Printing and postage		10,037
Insurance premiums		4,697
Miscellaneous		2,109
TOTAL EXPENSES		1,390,507
Waivers (Note 5):
Waiver of investment adviser fee	$(113,062)
Waiver of administrative personnel and services fee	(5,443)
Waiver of shareholder services fee--Class A Shares	(20,066)
TOTAL WAIVERS		(138,571)
Net expenses			1,251,936
Net investment income			5,884,231
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			33,969
Net realized loss on futures contracts			(14,353)
Net change in unrealized appreciation of investments			846,183
Net change in unrealized appreciation of futures contracts			78,564
Net realized and unrealized gain on investments and futures contracts			944,363
Change in net assets resulting from operations			$6,828,594

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,884,231	$12,190,240
Net realized gain (loss) on investments, futures contracts and swap contracts	19,616	(2,462,047)
Net change in unrealized appreciation/depreciation of investments, futures contracts, and swap contracts	924,747	7,154,292
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,828,594	16,882,485
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,644,086)	(9,314,438)
Class B Shares	(1,247,318)	(2,613,590)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,891,404)	(11,928,028)
Share Transactions:
Proceeds from sale of shares	16,973,300	45,948,540
Net asset value of shares issued to shareholders in payment of distributions declared	3,185,225	6,331,273
Cost of shares redeemed	(17,562,979)	(72,231,286)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,595,546	(19,951,473)
Change in net assets	3,532,736	(14,997,016)
Net Assets:
Beginning of period	265,771,109	280,768,125
End of period (including undistributed net investment income of $17,986 and $25,159, respectively)	$269,303,845	$265,771,109

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of the Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations. The Fund offers two classes of shares: Class A Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2005, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 28, 2005, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration, and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2005, the Fund had realized losses on future contracts of $14,353.

At February 28, 2005, the Fund had the following open futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2005	150 U.S. Treasury 10-Year Futures	Short	$78,564

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	9/23/1999	$ 575,000
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$ 984,950
Delaware Valley, PA Regional Finance Authority, Residual Interest Tax-Exempt Securities (PA-1029), 9.80466%, 7/1/2017	6/18/2002	$1,226,540
Pittsburgh, PA, Residual Interest Tax-Exempt Securities (Series PA 961), 9.30466% (AMBAC INS), 9/1/2015	1/16/2002	$5,849,200
Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	4/14/1999	$ 954,500
Puerto Rico Electric Power Authority, Drivers (Series 266), 8.8599% (FSA INS), 7/1/2015	6/27/2002	$2,474,120
Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.34301% (AMBAC INS), 1/1/2010	3/3/1998	$1,163,520
Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.34301% (AMBAC INS), 1/1/2011	3/3/1998	$1,158,780

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,323,265	$15,585,351	3,429,994	$40,251,587
Shares issued to shareholders in payment of distributions declared	204,743	2,409,760	405,085	4,737,780
Shares redeemed	(1,189,894)	(14,006,557)	(5,042,726)	(59,139,421)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	338,114	$3,988,554	(1,207,647)	$(14,150,054)

	Six Months Ended 2/28/2005		Year Ended 8/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	117,889	$1,387,949	485,452	$5,696,953
Shares issued to shareholders in payment of distributions declared	65,886	775,465	136,271	1,593,493
Shares redeemed	(302,064)	(3,556,422)	(1,120,327)	(13,091,865)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(118,289)	$(1,393,008)	(498,604)	$(5,801,419)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	219,825	$2,595,546	(1,706,251)	$(19,951,473)

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $254,133,243. The net unrealized appreciation of investments for federal tax purposes was $16,505,627. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,257,053 and net unrealized depreciation from investments for those securities having an excess of cost over value of $751,426.

At August 31, 2004, the Fund had a capital loss carryforward of $6,383,165 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,170,431
2009	$2,804,527
2010	$2,171,230
2012	$ 236,977

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.40%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSC did not retain any fees paid by the Fund.

For the six months ended February 28, 2005, Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended February 28, 2005, FSC retained $20,248 in sales charges from the sale of Class A Shares. FSC also retained $5,228 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC retained $24,057 of fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $34,700,000 and 33,200,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2005, were as follows:

Purchases	$16,231,883
Sales	$11,552,442

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2005, 50.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.0% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

2032304 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Vermont Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2005	2004 [1]	2003 [1]	2002 [1]	2001 [1,2]

Net Asset Value, Beginning of Period	$10.15	$10.10	$10.27	$10.22	$10.00

Income From Investment Operations:

Net investment income	0.16	0.32	0.34	0.38	0.37

Net realized and unrealized gain (loss) on investments	(0.10)	0.06	(0.17)	0.05	0.22

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.38	0.17	0.43	0.59

Less Distributions:

Distributions from net investment income	(0.16)	(0.32)	(0.34)	(0.38)	(0.37)

Distributions from net realized gain on investments	(0.04)	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.20)	(0.33)	(0.34)	(0.38)	(0.37)

Net Asset Value, End of Period	$10.01	$10.15	$10.10	$10.27	$10.22

Total Return[3]	0.56%	3.75%	1.74%	4.33%	6.00%

Ratios to Average Net Assets:

Expenses	0.80%[4]	0.78%	0.84%	0.81%	0.91%[4]

Net investment income	3.20%[4]	3.14%	3.30%	3.75%	3.96%[4]

Expense waiver/reimbursement[5]	0.56%[4]	0.43%	0.26%	0.30%	0.46%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$64,520	$71,015	$80,497	$82,132	$86,924

Portfolio turnover	27%	25%	20%	7%	11%

1 Note that the Fund is a newly created portfolio of Federated Municipal Securities Income Trust (Trust), and is the successor to the Banknorth Vermont Municipal Bond Fund (Former Fund). The Former Fund was reorganized into the Fund on August 27, 2004. The Fund had no investment operations prior to the date of the reorganization. The Former Fund was established on October 2, 2000. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund’s investment adviser, Banknorth Investment Advisors. The Common Trust Fund’s portfolio of assets was transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund’s shares. Please see the Fund’s prospectus, statement of additional information and annual report for further information regarding the reorganization, Former Fund and Common Trust Fund.

2 Reflects operations for the period from October 2, 2000 (date of initial public investment) to August 31, 2001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sale charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period[1]

Actual	$1,000	$1,005.60	$3.98

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.83	$4.01

1 Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund’s credit quality ratings composition1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[2]		Moody’s Long-Term Ratings as Percentage of Total Investments[2]

AAA	41.0%	Aaa	53.4%

AA	21.1%	Aa	25.9%

A	2.5%	A	6.5%

BBB	0.2%	Baa	0.0%

Not Rated by S&P	35.2%	Not Rated by Moody’s	14.2%

TOTAL	100.0%	total	100.0%

1 These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information.

These tables depict the long-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio’s total investments, 11.5% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount			Credit Rating	Value

		MUNICIPAL BONDS--98.8%
		Guam--1.5%
$835,000		Guam Airport Authority, General Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS), 10/1/2015	AAA/Aaa	$928,837

		Puerto Rico--11.3%
800,000		Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2005A), 5.00% (FSA INS), 7/1/2018	AAA/Aaa	871,248

2,000,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	AAA/Aaa	2,207,600

900,000		Puerto Rico Electric Power Authority, Refunding Revenue Bonds (Series 2004PP), 5.00% (FGIC INS), 7/1/2024	AAA/Aaa	959,049

2,000,000		Puerto Rico HFA, Capital Fund Program Revenue Bonds, 5.00%, 12/1/2016	AA/Aa3	2,147,200

1,000,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.00% (Inter American University of Puerto Rico)/(MBIA Insurance Corp. INS), 10/1/2017	AAA/NR	1,092,730

		TOTAL		7,277,827

		Vermont--85.0%
565,000		Burlington, VT Airport, Revenue Bonds, (Series A), 3.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.76%), 7/1/2017	NR/Aaa	541,569

1,250,000		Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	NR/Aaa	1,322,763

490,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2015	NR/Aaa	493,979

510,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2016	NR/Aaa	510,173

300,000		Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.65% (FGIC INS)/(Original Issue Yield: 4.70%), 7/1/2006	AAA/Aaa	308,508

150,000		Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.75% (FGIC INS)/(Original Issue Yield: 4.80%), 7/1/2007	AAA/Aaa	157,049

300,000		Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.80% (FGIC INS)/(Original Issue Yield: 4.85%), 7/1/2008	AAA/Aaa	313,392

800,000		Burlington, VT, (Series A), 5.10%, 12/1/2005	NR/Aa3	817,088

210,000		Burlington, VT, UT GO Bond, (Series A), 4.00% (Original Issue Yield: 4.13%), 11/1/2017	NR/Aa3	211,440

785,000		Burlington, VT, UT GO Bonds, 5.20%, 12/1/2006	NR/Aa3	800,802

185,000		Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.83%), 11/1/2014	NR/Aa3	186,740

190,000		Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.93%), 11/1/2015	NR/Aa3	190,723

		MUNICIPAL BONDS--continued
		Vermont--continued
$200,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2016	NR/Aa3	$202,700

220,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.22%), 11/1/2018	NR/Aa3	219,875

170,000		Burlington, VT, UT GO Public Improvement Bonds, (Series A), 3.50% (Original Issue Yield: 3.60%), 11/1/2012	NR/Aa3	171,111

155,000		Burlington, VT, UT GO Public Improvement Bonds, (Series A), 3.50%, 11/1/2010	NR/Aa3	158,344

90,000		Burlington, VT, UT GO Public Improvement Bonds, (Series A), 3.50%, 11/1/2011	NR/Aa3	91,343

125,000		Burlington, VT, UT GO Public Improvement Bonds, (Series A), 3.60% (Original Issue Yield: 3.72%), 11/1/2013	NR/Aa3	125,714

110,000		Chittenden, VT Solid Waste District, UT GO Bonds, (Series A), 2.50% (AMBAC INS), 1/1/2007	AAA/Aaa	110,067

100,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.30% (AMBAC INS)/(Original Issue Yield: 3.32%), 1/1/2010	AAA/Aaa	101,679

310,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.40% (AMBAC INS)/(Original Issue Yield: 3.52%), 1/1/2011	AAA/Aaa	314,678

205,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.50% (AMBAC INS)/(Original Issue Yield: 3.62%), 1/1/2012	AAA/Aaa	207,548

90,000		Fair Haven, VT Union High School District, UT GO Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.05%), 12/1/2005	AAA/Aaa	91,846

90,000		Fair Haven, VT Union High School District, UT GO Bonds, 5.05% (AMBAC INS)/(Original Issue Yield: 5.15%), 12/1/2006	AAA/Aaa	91,725

25,000		Norwich, VT School District, UT GO Bonds, 4.50% (AMBAC INS), 7/15/2009	AAA/Aaa	26,634

520,000		St. Johnsbury, VT School District, UT GO Bonds, 4.55% (AMBAC INS), 9/1/2006	NR/Aaa	536,214

500,000		St. Johnsbury, VT School District, UT GO Bonds, 4.50% (AMBAC INS), 9/1/2005	NR/Aaa	505,820

515,000		St. Johnsbury, VT School District, UT GO Bonds, 4.65% (AMBAC INS), 9/1/2007	NR/Aaa	540,374

520,000		St. Johnsbury, VT School District, UT GO Bonds, 4.80% (AMBAC INS), 9/1/2008	NR/Aaa	555,381

340,000		Swanton Village, VT Electric System, Revenue Refunding Bonds, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 12/1/2019	AAA/Aaa	372,297

500,000		University of Vermont & State Agricultural College, Revenue Bonds, 4.20% (AMBAC INS)/(Original Issue Yield: 4.25%), 10/1/2012	AAA/Aaa	524,335

250,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2021	AAA/Aaa	273,308

1,150,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2023	AAA/Aaa	1,248,762

		MUNICIPAL BONDS--continued
		Vermont--continued
$500,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.50% (AMBAC INS), 10/1/2018	AAA/Aaa	$560,660

500,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.50% (AMBAC INS), 10/1/2019	AAA/Aaa	560,660

2,660,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds (Series 2004A), 5.00% (Fletcher Allen Health Care)/(FGIC INS), 12/1/2023	AAA/Aaa	2,843,061

3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 1.96% TOBs (Middlebury College), Optional Tender 11/1/2005, Maturity 11/1/2027	AA/NR	2,989

1,100,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2002A), 5.00% (Middlebury College)/(Original Issue Yield: 5.20%), 11/1/2032	AA/Aa3	1,139,270

50,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.25% (St. Michael's College)/(Original Issue Yield: 3.33%), 10/1/2009	A-/A3	49,978

100,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.60% (St. Michael's College)/(Original Issue Yield: 3.68%), 10/1/2010	A-/A3	101,008

140,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.875% (St. Michael's College)/(Original Issue Yield: 3.93%), 10/1/2011	A-/A3	142,733

195,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.00% (St. Michael's College)/(Original Issue Yield: 4.10%), 10/1/2012	A-/A3	198,643

125,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.125% (St. Michael's College)/(Original Issue Yield: 4.23%), 10/1/2013	A-/A3	127,629

385,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.25% (St. Michael's College)/(Original Issue Yield: 4.35%), 10/1/2014	A-/A3	393,050

370,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.375% (St. Michael's College)/(Original Issue Yield: 4.45%), 10/1/2015	A-/A3	378,236

770,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.30% (Middlebury College)/(Original Issue Yield: 5.45%), 11/1/2008	AA/Aa3	818,302

190,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.375% (Middlebury College)/(Original Issue Yield: 5.93%), 11/1/2026	AA/Aa3	200,667

140,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.40% (St. Michael's College)/(U.S. Treasury COL)/(Original Issue Yield: 5.45%), 4/1/2005	A-/NR	140,427

400,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 4.00% (Middlebury College)/(Original Issue Yield: 4.13%), 11/1/2013	AA/Aa3	414,108

		MUNICIPAL BONDS--continued
		Vermont--continued
$65,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008	AAA/Aaa	$70,098

55,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.38%), 12/1/2009	AAA/Aaa	59,872

4,485,000	[1]	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series1999 A), 3.57% (Marlboro College), 4/1/2019	NR	4,228,099

60,000		Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, 4.40% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.55%), 11/15/2005	AAA/Aaa	60,879

605,000		Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, (Series 1996), 4.50% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.65%), 11/15/2006	AAA/Aaa	623,459

200,000		Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, (Series 1996), 4.625% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.75%), 11/15/2007	AAA/Aaa	209,094

760,000	[1,2]	Vermont HFA, Revenue Bonds, Cabot Commons Limited Partnership, 2.75% (Vermont HFA MFH), 3/15/2005	NR	759,833

225,000	[1,2]	Vermont HFA, Revenue Bonds, Colonial West Limited Partnership, 2.75% (Vermont HFA MFH), 5/30/2005	NR	224,525

2,123,000	[1,2]	Vermont HFA, Revenue Bonds, Mountainview Street Jay Housing Limited Partnership, 2.75% (Vermont HFA MFH), 4/30/2005	NR	2,119,688
105,000		Vermont HFA, Revenue Bonds, (Series 11A), 4.70% (Vermont HFA SFM)/(FSA INS), 11/1/2005	AAA/Aaa	106,233

145,000		Vermont HFA, Revenue Bonds, (Series 11A), 4.85% (Vermont HFA SFM)/(FSA INS), 11/1/2006	AAA/Aaa	145,413

105,000		Vermont HFA, Revenue Bonds, (Series 11A), 4.95% (Vermont HFA SFM)/(FSA INS), 11/1/2007	AAA/Aaa	105,334

145,000		Vermont HFA, Revenue Bonds, (Series 11A), 5.05% (Vermont HFA SFM)/(FSA INS), 11/1/2008	AAA/Aaa	145,525

185,000		Vermont HFA, Revenue Bonds, (Series 11A), 5.15% (Vermont HFA SFM)/(FSA INS), 11/1/2009	AAA/Aaa	185,718

110,000		Vermont HFA, Revenue Bonds, (Series 12B), 5.50% (Vermont HFA SFM)/(FSA INS), 11/1/2008	AAA/Aaa	110,107

140,000		Vermont HFA, Revenue Bonds, (Series 12B), 5.60% (Vermont HFA SFM)/(FSA INS), 11/1/2009	AAA/Aaa	140,164

65,000		Vermont HFA, Revenue Bonds, (Series 5), 6.875% (Vermont HFA SFM), 11/1/2016	A+/A1	65,675

110,000		Vermont HFA, Revenue Bonds, (Series 9), 4.55% (Vermont HFA SFM)/(MBIA Insurance Corp. INS), 5/1/2008	AAA/Aaa	113,772

		MUNICIPAL BONDS--continued
		Vermont--continued
$25,000		Vermont HFA, Revenue Bonds, (Series 9), 5.00% (Vermont HFA SFM)/(MBIA Insurance Corp. INS), 5/1/2005	AAA/Aaa	$25,087

10,000		Vermont HFA, Revenue Bonds, (Series 9), 5.10% (Vermont HFA SFM)/(MBIA Insurance Corp. INS), 5/1/2006	AAA/Aaa	10,195

205,000		Vermont HFA, Revenue Bonds, (Series A), 4.45% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2008	AA-/NR	209,912

130,000		Vermont HFA, Revenue Bonds, (Series A), 4.55% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2009	AA-/NR	133,155

1,000,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.40% (FSA INS)/(Original Issue Yield: 4.45%), 12/1/2007	AAA/Aaa	1,045,080

1,500,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.30% (FSA INS)/(Original Issue Yield: 4.40%), 12/1/2006	AAA/Aaa	1,545,375

860,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.65%), 12/1/2007	NR/Aaa	903,310

100,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 12/1/2008	AAA/Aaa	106,734

2,000,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 5.375% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.44%), 12/1/2016	AAA/Aaa	2,213,160

1,000,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 2), 5.00% (MBIA Insurance Corp. INS), 12/1/2017	NR/Aaa	1,080,890

1,000,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 2), 5.00% (MBIA Insurance Corp. INS), 12/1/2018	NR/Aaa	1,076,810

250,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series I), 3.80% (Original Issue Yield: 3.86%), 12/1/2011	NR/Aa3	256,913

250,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series I), 3.90% (AMBAC INS)/(Original Issue Yield: 3.96%), 12/1/2012	AAA/Aaa	256,835

250,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series I), 4.00% (AMBAC INS)/(Original Issue Yield: 4.07%), 12/1/2013	AAA/Aaa	255,380

340,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series a), 4.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.85%), 12/1/2009	NR/Aaa	366,340

500,000		Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 1), 3.90% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.92%), 12/1/2013	NR/Aaa	510,460

165,000		Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 4.30% (FSA INS)/(Original Issue Yield: 4.40%), 12/1/2006	AAA/Aaa	169,991

665,000		Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 4.40% (FSA INS)/(Original Issue Yield: 4.45%), 12/1/2007	AAA/Aaa	694,978

500,000		Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 5.20% (AMBAC INS)/(Original Issue Yield: 5.30%), 12/1/2007	AAA/Aaa	520,460

50,000		Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series I), 3.30% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.42%), 12/1/2010	NR/Aaa	50,422

1,000,000		Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series D), 4.50% (AMBAC INS), 7/1/2005	AAA/Aaa	1,007,830

		MUNICIPAL BONDS--continued
		Vermont--continued
$840,000		Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa	$920,825

500,000		Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.25% (MBIA Insurance Corp. INS), 7/1/2015	AAA/Aaa	562,635

945,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.08%), 3/1/2034	NR/A2	971,356

1,665,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.03%), 3/1/2026	NR/A2	1,727,254

1,830,000		Vermont State, Refunding UT GO Bonds (Series 2004A), 5.00%, 2/1/2015	AA+/Aa1	2,028,756

2,050,000		Vermont State, UT GO Bonds, 4.00%, 3/1/2022	AA+/Aa1	2,009,062

500,000		Vermont State, UT GO Bonds, (Series A), 4.40% (Original Issue Yield: 4.45%), 1/15/2007	AA+/Aa1	517,260

250,000		Vermont State, UT GO Bonds, (Series A), 4.75% (Original Issue Yield: 4.87%), 8/1/2020	AA+/Aa1	261,028

1,600,000		Vermont State, UT GO Bonds, (Series A), 5.00% (United States Treasury PRF, 1/15/2006 @102), 1/15/2008	AA+/Aa1	1,667,840

1,300,000		Vermont State, UT GO Bonds, (Series A), 5.00% (United States Treasury PRF, 1/15/2006 @102)/(Original Issue Yield: 5.10%), 1/15/2010	AA+/Aa1	1,355,120

500,000		Vermont State, UT GO Bonds, (Series C), 4.60% (Original Issue Yield: 4.75%), 1/15/2013	AA+/Aa1	528,180

		TOTAL		54,857,523

		Virgin Islands--1.0%
500,000		Virgin Islands Public Finance Authority, Gross Receipt Tax Revenue Bonds, 5.00% (Virgin Islands)/(FSA INS), 10/1/2014	AAA/Aaa	553,985

100,000		Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Series 2004A), 5.25% (Virgin Islands Matching Fund), 10/1/2024	BBB/NR	105,986

		TOTAL		659,971

		TOTAL MUNICIPAL INVESTMENTS--98.8% (IDENTIFIED COST $62,675,100)[3]		63,724,158

		OTHER ASSETS AND LIABILITIES-NET--1.2%		796,265

		TOTAL NET ASSETS--100%		$64,520,423

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.2% of the Fund’s portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $7,332,145 which represents 11.4% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund’s Board of Trustees. At February 28, 2005, these securities amounted to $3,104,046 which represents 4.8% of total net assets.

3 The cost of investments for federal tax purposes amounts to $62,675,100.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HFA	--Housing Finance Authority
INS	--Insured
MFH	--Multi Family Housing
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:

Total investments in securities, at value (identified cost $62,675,100)		$63,724,158

Cash		64,000

Income receivable		700,254

Receivable for investments sold		2,277,808

TOTAL ASSETS		66,766,220

Liabilities:

Payable for investments purchased	$2,050,000

Payable for shares redeemed	126

Income distribution payable	179,809

Payable for shareholder services fee (Note 5)	12,528

Payable for Directors’/Trustees’ fees	943

Accrued expenses	2,391

TOTAL LIABILITIES		2,245,797

Net assets for 6,446,949 shares outstanding		$64,520,423

Net Assets Consist of:

Paid-in capital		$63,431,113

Net unrealized appreciation of investments		1,049,058

Accumulated net realized gain on investments		40,246

Undistributed net investment income		6

TOTAL NET ASSETS		$64,520,423

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share ($64,520,423 ÷ 6,446,949 shares outstanding), no par value, unlimited shares authorized		$10.01

Offering Price Per Share (100/95.50 of $10.01)[1]		$10.48

Redemption Proceeds Per Share		$10.01

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:

Interest			$1,338,006

Expenses:

Investment adviser fee (Note 5)		$133,627

Administrative personnel and services fee (Note 5)		74,384

Custodian fees		3,607

Transfer and dividend disbursing agent fees and expenses		13,115

Directors’/Trustees’ fees		1,136

Auditing fees		8,297

Legal fees		3,130

Portfolio accounting fees		26,909

Distribution services fee (Note 5)		83,517

Shareholder services fee (Note 5)		83,517

Share registration costs		9,920

Printing and postage		9,796

Insurance premiums		4,047

Miscellaneous		494

TOTAL EXPENSES		455,496

Waivers (Note 5):

Waiver of investment adviser fee	$(91,025)

Waiver of administrative personnel and services fee	(12,063)

Waiver of distribution services fee	(83,517)

TOTAL WAIVERS		(186,605)

Net expenses			268,891

Net investment income			1,069,115

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments			173,798

Net change in unrealized appreciation of investments			(853,852)

Net realized and unrealized loss on investments			(680,054)

Change in net assets resulting from operations			$389,061

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004

Increase (Decrease) in Net Assets

Operations:

Net investment income	$1,069,115	$2,407,441

Net realized gain on investments	173,798	242,028

Net change in unrealized appreciation/depreciation of investments	(853,852)	229,527

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	389,061	2,878,996

Distributions to Shareholders:

Distributions from net investment income	(1,067,312)	(2,415,172)

Distributions from net realized gains	(236,002)	(93,477)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,303,314)	(2,508,649)

Share Transactions:

Proceeds from sale of shares	3,207,868	5,732,692

Net asset value of shares issued to shareholders in payment of distributions declared	8,681	943

Cost of shares redeemed	(8,797,201)	(15,585,894)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,580,652)	(9,852,259)

Change in net assets	(6,494,905)	(9,481,912)

Net Assets:

Beginning of period	71,015,328	80,497,240

End of period (including undistributed (distributions in excess of) net investment income of $6 and $(1,797), respectively)	$64,520,423	$71,015,328

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Vermont Municipal Income Fund (the “Fund”) a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the state of Vermont and Vermont municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost

Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Series1999 A, 3.57% (Marlboro College), 4/1/2019	3/22/1999	$4,485,089

Vermont HFA, Revenue Bonds, Cabot Commons Limited Partnership, 2.75% (Vermont HFA MFH), 3/15/2005	7/7/2004	$760,000

Vermont HFA, Revenue Bonds, Colonial West Limited Partnership, 2.75% (Vermont HFA MFH), 5/30/2005	5/5/2004	$225,000

Vermont HFA, Revenue Bonds, Mountainview Street Jay Housing Limited Partnership, 2.75% (Vermont HFA MFH), 4/30/2005	10/15/2003	$2,123,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2005	Year Ended 8/31/2004

Shares sold	318,485	561,431

Shares issued to shareholders in payment of distributions declared	864	93

Shares redeemed	(871,863)	(1,529,255)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(552,514)	(967,731)

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $62,675,100. The net unrealized appreciation of investments for federal tax purposes was $1,049,058. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,404,165 and net unrealized depreciation from investments for those securities having an excess of cost over value of $355,107.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2005, were as follows:

Purchases	$17,616,249

Sales	$22,877,953

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2005, 55.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 22.6% of total investments.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Vermont Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923872

32272 (4/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Income Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005